UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number File No. 811-08520

TIAA SEPARATE ACCOUNT VA-1

(Exact name of Registrant as specified in charter)

730 Third Avenue, New York, New York 10017-3206

(Address of principal executive offices) (Zip code)

John M. McCann, Esq.

TIAA SEPARATE ACCOUNT VA-1

8500 Andrew Carnegie Blvd.

Charlotte, North Carolina 28262-8500

(Name and address of agent for service)

Registrant’s telephone number, including area code: 704-595-1000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2020

Item 1. Reports to Stockholders.

Semiannual Report ◾ June 30, 2020 TIAA Separate Account VA-1 The semiannual report contains the financial statements (unaudited).

Stock Index Account

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the TIAA Separate Account VA-1’s (the “Separate Account”) annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, they will be made available on TIAA’s website, TIAA.org, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive these reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive reports and other communications from the Separate Account electronically anytime by updating your account settings at TIAA.org/eDelivery.

You may elect to receive all future reports in paper free of charge. To do so, you can update your account settings at TIAA.org/eDelivery or call 800-223-1200 during regular business hours to let the Separate Account know you wish to continue receiving paper copies of your reports. Your election to receive reports in paper will apply to all funds held with the Separate Account and any other investment companies within the same group of related investment companies.

Understanding this report

This semiannual report contains information about the TIAA Separate Account VA-1 of Teachers Insurance and Annuity Association of America (TIAA) and made available through TIAA’s Teachers Personal Annuity variable annuity contract, and describes the Separate Account’s results for the six months ended June 30, 2020. The report contains three main sections:

•	The Separate Account performance section compares the Separate Account’s investment returns with those of its benchmark index.
•	The summary portfolio of investments lists the industries and types of securities in which the Separate Account had investments as of June 30, 2020.
•	The financial statements provide detailed information about the operations and financial condition of the Separate Account.

The views and opinions expressed in this report are through the end of the period, as stated on the cover of this report. They are subject to change at any time based on a variety of factors. As such, they are not guarantees of future performance or investment results and should not be taken as investment advice. To see the risks of investing in the Separate Account, please read the latest prospectus.

As always, you should carefully consider the investment objectives, risks, charges and expenses of any account before investing. For a prospectus that contains this and other important information, please visit our website at TIAA.org, or call 800-223-1200. We urge you to read the prospectus carefully before investing.

TIAA Separate Account VA-1  ◾  2020 Semiannual Report     3

Information for contractowners

Portfolio holdings

The summary portfolio of investments for the TIAA Separate Account VA-1 begins on page 10 of this report. You can obtain a complete list of the holdings of the TIAA Separate Account VA-1 (Schedule of Investments) as of the most recently completed fiscal quarter in the following ways:

•	By visiting our website at TIAA.org; or
•	By calling us at 800-842-2252 to request a copy, which will be provided free of charge.

You can also obtain a complete list of the TIAA Separate Account VA-1’s portfolio holdings as of the most recently completed fiscal quarter, and for prior quarter-ends, from our Securities and Exchange Commission (SEC) Form N-CSR and Form N-PORT filings. Form N-CSR filings are as of December 31 or June 30; Form N-PORT filings are as of March 31 or September 30. Copies of these forms are available:

•	Through the Electronic Data Gathering and Retrieval System (EDGAR) on the SEC’s website at sec.gov; or
•	From the SEC’s Office of Investor Education and Advocacy. Call 202-551-8090 for more information.

Proxy voting

The TIAA Separate Account VA-1’s ownership of stock gives it the right to vote on proxy issues of companies in which it invests. A description of our proxy voting policies and procedures can be found on our website at TIAA.org or on the SEC’s website at sec.gov. You can also call us at 800-223-1200 to request a free copy. A report of how the Account voted during the most recently completed twelve-month period ended June 30 can be found on our website or on Form N-PX at sec.gov.

Contacting TIAA

There are three easy ways to contact us: by email, using the Contact Us link at the top of our home page; by mail at TIAA, 730 Third Avenue, New York, NY 10017-3206; or by phone at 800-223-1200.

Account management

The TIAA Separate Account VA-1 is managed by a portfolio management team of Teachers Advisors, LLC. The members of this team are responsible for the day-to-day investment management of the Account.

4      2020 Semiannual Report  ∎  TIAA Separate Account VA-1

Important information about expenses

All contractowners in the TIAA Separate Account VA-1 incur ongoing costs, including management fees and other Account expenses.

The TIAA Separate Account VA-1 is the underlying investment vehicle for Teachers Personal Annuity contracts issued by Teachers Insurance and Annuity Association of America. Premium taxes may apply to certain contracts. Because of this additional charge, the cost to investors may be higher than the figures shown in the expense example. Information about this additional charge can be found in the prospectus.

The expense example that appears in this report is intended to help you understand your ongoing costs only (in U.S. dollars) and does not reflect transactional costs. The example is designed to help you compare these ongoing costs with the ongoing costs of investing in other variable annuity accounts and mutual funds. Contractowners in the TIAA Separate Account VA-1 do not incur a sales charge for purchases or other distributions.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (January 1, 2020–June 30, 2020).

Actual expenses

The first line in the table uses the Account’s actual expenses and its actual rate of return. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the six-month period.

Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses paid during period” to estimate the expenses you paid during the six-month period.

Hypothetical example for comparison purposes

The second line in the table shows hypothetical Account values and expenses based on the Account’s actual expense ratio for the six-month period and an assumed 5%-per-year rate of return before expenses. This was not the Account’s actual return.

This hypothetical example cannot be used to estimate the actual expenses you paid for the period, but rather allows you to compare the ongoing costs of investing in the Account with the costs of other accounts. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other variable annuity accounts and mutual funds.

TIAA Separate Account VA-1 ◾  2020 Semiannual Report     5

Important information about expenses

Expense example

Six months ended June 30, 2020

Stock Index Account	Beginning account value (1/1/20)	Ending account value (6/30/20)	Expenses paid during period* (1/1/20–6/30/20)
Actual return	$1,000.00	$961.63	$3.66
5% annual hypothetical return	1,000.00	1,021.13	3.77

*

“Expenses paid during period” is based on the Account’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 182/366. There were 182 days in the six months ended June 30, 2020. The Account’s annualized six-month expense ratio for that period was 0.75%. The total annual expense ratio reflects a voluntary agreement by the Account’s investment adviser to waive a portion of its fee. Without such waiver, the Account’s total annual expense ratio would have been 0.90%. Although TIAA reserves the right to increase the Account’s mortality and expense risk charge to a maximum of 1.00% of average daily net assets per year, the total annual expense ratio will never exceed 1.50%.

About the Account’s benchmark

The Account’s benchmark is the Russell 3000® Index, which measures the performance of the stocks of the 3,000 largest publicly traded U.S. companies, based on market capitalization. The index measures the performance of about 98% of the total market capitalization of the publicly traded U.S. equity market.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses. For additional details about the benchmark index, please read the Account’s latest prospectus.

Frank Russell Company (“Russell”) is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes and/or Russell ratings or underlying data and no party may rely on any Russell Indexes and/or Russell ratings and/or underlying data contained in this communication. No further distribution of Russell Data is permitted without Russell’s express written consent. Russell does not promote, sponsor or endorse the content of this communication.

6      2020 Semiannual Report  ∎ TIAA Separate Account VA-1

Stock Index Account

Performance for the six months ended June 30, 2020

The Stock Index Account returned –3.84% for the period, compared with the –3.48% return of its benchmark, the Russell 3000® Index. For the twelve months ended June 30, 2020, the Account returned 5.74%, versus 6.53% for the index.

For the six-month period, the Account’s return underperformed that of its benchmark index due to the effect of expenses. The Account’s return includes a deduction for expenses, while the benchmark’s does not. The Account had a risk profile similar to that of its benchmark.

During the six-month period, the U.S. economy was jolted by the COVID-19 pandemic and efforts to contain the spread of the virus. The unemployment rate jumped from 3.6% in January 2020 to 14.7% in April before ending the period at 11.1%. Core inflation, which includes all items except food and energy, held steady at 1.2% for the twelve months ended June 30, 2020. The Federal Reserve cut the federal funds target rate twice in March, reducing the key short-term interest-rate measure to 0.00%–0.25%.

The U.S. stock market, as measured by the Russell 3000 Index, was negative across most investment styles and capitalization sizes. Growth stocks advanced, outperforming value shares, while large-cap stocks surpassed smaller equities. (Returns by investment style and capitalization size are based on the Russell indexes.)

Most benchmark sectors suffered losses

Eight of the eleven industry sectors in the Russell 3000 Index lost ground for the six months. Energy (down 36.3%) was the worst-performing sector as oil prices plunged. Financials (down 24.2%)—the third-largest sector in the benchmark—was the biggest detractor from the index’s return. Industrials (down 14.6%) and real estate (down 13.9%) were also significant detractors. Together, these four sectors accounted for more than one-quarter of the benchmark’s total market capitalization on June 30, 2020. Information technology (up 14.7%)—the benchmark’s largest sector—was the best performer, as technology stocks generally fared well during the COVID-19 crisis. Consumer discretionary and health care were also beneficial.

For the six-month period, all of the five largest stocks in the Russell 3000 Index posted solid gains and exceeded the overall return of the benchmark. Amazon.com performed best, benefiting from surging demand due to COVID-19. Next in line were Microsoft, which continued to profit from its cloud-computing business, and Apple, which reported strong revenues. Alphabet (the parent company of Google) and Facebook advanced more modestly.

TIAA Separate Account VA-1 ◾  2020 Semiannual Report     7

Stock Index Account

Performance as of June 30, 2020

		Total return		Average annual total return

	Inception date	6 months	1 year	5 years	10 years
Stock Index Account	11/1/94	–3.84%	5.74%	9.24%	12.90%
Russell 3000® Index	—	–3.48	6.53	10.03	13.72

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit TIAA.org. The Account’s performance reflects a fee waiver, which is currently in place. Without such waiver, the expenses of the Account would have been higher and its performance lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

Portfolio composition

Sector	% of net assets as of 6/30/2020
Information technology	26.4
Health care	14.8
Consumer discretionary	11.2
Financials	10.4
Communication services	9.7
Industrials	8.7
Consumer staples	6.2
Real estate	3.6
Utilities	3.0
Materials	2.7
Energy	2.6
Short-term investments, other assets & liabilities, net	0.7
Total	100.0

8      2020 Semiannual Report  ∎  TIAA Separate Account VA-1

Stock Index Account

Holdings by company size

Market capitalization	% of equity investments as of 6/30/2020
More than $50 billion	63.0
More than $15 billion–$50 billion	18.4
More than $2 billion–$15 billion	15.4
$2 billion or less	3.2
Total	100.0

TIAA-Separate Account VA-1  ◾  2020 Semiannual Report     9

Summary portfolio of investments (unaudited)

Stock Index Account  ▪  June 30, 2020

Shares		Company	Value (000)	% of net assets

COMMON STOCKS
AUTOMOBILES & COMPONENTS
4,895	*	Tesla, Inc	$5,286	0.5%
		Other	4,308	0.4

			9,594	0.9

BANKS
256,280		Bank of America Corp	6,087	0.6
100,352		JPMorgan Chase & Co	9,439	1.0
		Other	25,024	2.4

			40,550	4.0

CAPITAL GOODS			58,971	5.8

COMMERCIAL & PROFESSIONAL SERVICES			11,086	1.1

CONSUMER DURABLES & APPAREL
39,879		Nike, Inc (Class B)	3,910	0.4
		Other	9,275	0.9

			13,185	1.3

CONSUMER SERVICES
24,654		McDonald’s Corp	4,548	0.5
		Other	14,065	1.3

			18,613	1.8

DIVERSIFIED FINANCIALS			32,501	3.2

ENERGY
61,908		Chevron Corp	5,524	0.6
140,123		Exxon Mobil Corp	6,266	0.6
		Other	14,593	1.4

			26,383	2.6

FOOD & STAPLES RETAILING
14,619		Costco Wholesale Corp	4,433	0.4
46,152		Walmart, Inc	5,528	0.6
		Other	3,629	0.3

			13,590	1.3

FOOD, BEVERAGE & TOBACCO
128,157		Coca-Cola Co	5,726	0.6
46,034		PepsiCo, Inc	6,089	0.6
		Other	20,639	2.0

			32,454	3.2

HEALTH CARE EQUIPMENT & SERVICES
57,280		Abbott Laboratories	5,237	0.5
44,436		Medtronic plc	4,075	0.4
31,255		UnitedHealth Group, Inc	9,219	0.9
		Other	47,548	4.7

			66,079	6.5

10	2020 Semiannual Report ▪ TIAA Separate Account VA-1	See notes to financial statements

Summary portfolio of investments (unaudited)	continued

Stock Index Account  ▪  June 30, 2020

Shares		Company	Value (000)	% of net assets

HOUSEHOLD & PERSONAL PRODUCTS
80,677		Procter & Gamble Co	$9,647	1.0%
		Other	7,419	0.7

			17,066	1.7

INSURANCE
64,569	*	Berkshire Hathaway, Inc (Class B)	11,526	1.2
		Other	21,440	2.0

			32,966	3.2

MATERIALS			27,486	2.7

MEDIA & ENTERTAINMENT
9,942	*	Alphabet, Inc (Class A)	14,098	1.4
9,814	*	Alphabet, Inc (Class C)	13,873	1.4
150,149		Comcast Corp (Class A)	5,853	0.6
79,527	*	Facebook, Inc	18,058	1.8
14,093	*	Netflix, Inc	6,413	0.6
59,597		Walt Disney Co	6,646	0.7
		Other	16,331	1.5

			81,272	8.0

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
58,359		AbbVie, Inc	5,730	0.6
19,509		Amgen, Inc	4,601	0.5
75,011		Bristol-Myers Squibb Co	4,411	0.4
27,929		Eli Lilly & Co	4,585	0.5
87,342		Johnson & Johnson	12,283	1.2
83,699		Merck & Co, Inc	6,472	0.6
184,218		Pfizer, Inc	6,024	0.6
13,100		Thermo Fisher Scientific, Inc	4,747	0.5
		Other	35,590	3.4

			84,443	8.3

REAL ESTATE			36,410	3.6

RETAILING
14,036	*	Amazon.com, Inc	38,723	3.8
35,579		Home Depot, Inc	8,913	0.9
		Other	25,363	2.5

			72,999	7.2

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
12,928		Broadcom, Inc	4,080	0.4
140,354		Intel Corp	8,397	0.8
19,556		NVIDIA Corp	7,430	0.7
30,391		Texas Instruments, Inc	3,859	0.4
		Other	21,726	2.2

			45,492	4.5

See notes to financial statements	TIAA Separate Account VA-1 ▪ 2020 Semiannual Report	11

Summary portfolio of investments (unaudited)	continued

Stock Index Account  ▪  June 30, 2020

Shares		Company		Value (000)	% of net assets

SOFTWARE & SERVICES
21,094		Accenture plc		$4,529	0.4%
15,958	*	Adobe, Inc		6,947	0.7
29,226		Mastercard, Inc (Class A)		8,642	0.8
248,036		Microsoft Corp		50,478	5.0
38,912	*	PayPal Holdings, Inc		6,780	0.7
28,584	*	salesforce.com, Inc		5,355	0.5
55,923		Visa, Inc (Class A)		10,803	1.1
		Other		61,338	6.0

				154,872	15.2

TECHNOLOGY HARDWARE & EQUIPMENT
135,440	d	Apple, Inc		49,409	4.9
140,609		Cisco Systems, Inc		6,558	0.7
		Other		12,537	1.1

				68,504	6.7

TELECOMMUNICATION SERVICES
236,021		AT&T, Inc		7,135	0.7
137,295		Verizon Communications, Inc		7,569	0.8
		Other		3,170	0.2

				17,874	1.7

TRANSPORTATION				18,334	1.8

UTILITIES
16,253		NextEra Energy, Inc		3,903	0.4
		Other		26,239	2.6

				30,142	3.0

		TOTAL COMMON STOCKS	(Cost $393,222)	1,010,866	99.3

RIGHTS / WARRANTS
TELECOMMUNICATION SERVICES				2	0.0

		TOTAL RIGHTS / WARRANTS	(Cost $5)	2	0.0

Principal		Issuer

SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT
$4,017,000		Federal Home Loan Bank (FHLB)	0.030%, 07/02/20	4,017	0.4
		Other		3,000	0.3

				7,017	0.7

12	2020 Semiannual Report ▪ TIAA Separate Account VA-1	See notes to financial statements

Summary portfolio of investments (unaudited)	concluded

Stock Index Account  ▪  June 30, 2020

Shares		Company		Value (000)	% of net assets

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
4,276,420	c	State Street Navigator Securities Lending Government Money Market Portfolio		$4,276	0.4%

				4,276	0.4

		TOTAL SHORT-TERM INVESTMENTS	(Cost $11,293)	11,293	1.1

		TOTAL PORTFOLIO	(Cost $404,520)	1,022,161	100.4
		OTHER ASSETS & LIABILITIES, NET		(4,132)	(0.4)

		NET ASSETS		$1,018,029	100.0%

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
d	All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

At 6/30/20, the aggregate value of securities on loan is $5,848,364. See Note 5 in the Notes to Financial Statements for additional information about securities lending collateral.

Cost amounts are in thousands.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Account uses more specific categories in following its investment limitations on investment concentrations.

Futures contracts outstanding as of June 30, 2020 were as follows (notional amounts and values are in thousands):

Description	Number of long (short) contracts	Expiration date	Notional amount	Value	Unrealized appreciation (depreciation)

S&P 500 E Mini Index	40	09/18/20	$6,205	$6,180	$(25)

See notes to financial statements	TIAA Separate Account VA-1 ▪ 2020 Semiannual Report	13

Statement of assets and liabilities (unaudited)

TIAA Separate Account VA-1  ▪  June 30, 2020

(amounts in thousands, except accumulation unit value)	Stock Index Account

ASSETS
Portfolio investments, at value*†	$1,022,161
Cash	121
Dividends and interest receivable	825
Other	164

Total assets	1,023,271

LIABILITIES
Investment management fees payable	4
Service agreement fees payable	5
Payable for collateral for securities loaned	4,276
Due to affiliates	757
Payable for variation margin on open futures contracts	25
Payable for manager compensation	164
Other	11

Total liabilities	5,242

NET ASSETS
Accumulation Fund	$1,018,029

Accumulation units outstanding	4,239

Accumulation unit value	$240.12

* Portfolio investments, at cost	$404,520
† Includes securities loaned of	$5,848

14	2020 Semiannual Report ▪ TIAA Separate Account VA-1	See notes to financial statements

Statement of operations (unaudited)

TIAA Separate Account VA-1  ▪  June 30, 2020

(amounts in thousands)	Stock Index Account

INVESTMENT INCOME
Dividends*	$9,131
Income from securities lending	58
Interest	19
Other	2

Total income	9,210

EXPENSES
Administrative services	993
Investment advisory	1,489
Mortality and expense risk charges	1,986

Total expenses	4,468
Less: Expense waiver by investment adviser	(745)

Net expenses	3,723

Net investment income (loss)	5,487

NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Realized gain (loss):
Portfolio investments	31,816
Futures contracts	(976)

Net realized gain (loss) on total investments	30,840

Change in unrealized appreciation (depreciation) on:
Portfolio investments	(80,038)
Futures contracts	(40)

Net change in unrealized appreciation (depreciation) on total investments	(80,078)

Net realized and unrealized gain (loss) on total investments	(49,238)

Net increase (decrease) in net assets from operations	$(43,751)

* Net of foreign withholding taxes	$1

See notes to financial statements	TIAA Separate Account VA-1 ▪ 2020 Semiannual Report	15

Statements of changes in net assets

TIAA Separate Account VA-1  ▪  For the period or year ended

	Stock Index Account
(amounts in thousands)	June 30, 2020	December 31, 2019

	(unaudited)
OPERATIONS
Net investment income (loss)	$5,487	$14,042
Net realized gain (loss) on total investments	30,840	55,939
Net change in unrealized appreciation (depreciation) on total investments	(80,078)	197,517

Net increase (decrease) in net assets from operations	(43,751)	267,498

FROM CONTRACTOWNER TRANSACTIONS
Premiums	15,330	12,543
Withdrawals and death benefits	(57,292)	(98,257)

Net increase (decrease) from contractowner transactions	(41,962)	(85,714)

Net increase (decrease) in net assets	(85,713)	181,784

NET ASSETS
Beginning of period	1,103,742	921,958

End of period	$1,018,029	$1,103,742

ACCUMULATION UNITS
Units purchased	70	57
Units sold / transferred	(251)	(436)

Outstanding
Beginning of period	4,420	4,799

End of period	4,239	4,420

16	2020 Semiannual Report ▪ TIAA Separate Account VA-1	See notes to financial statements

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TIAA Separate Account VA-1 ▪ 2020 Semiannual Report	17

Financial highlights

TIAA Separate Account VA-1

		Selected per accumulation unit data
		Gain (loss) from investment operations
For the period or year ended		Investment income[a]	Expenses[a]	Net investment income (loss)[a]	Net realized & unrealized gain (loss) on total investments	Net change in accumulation unit value	Accumulation unit value beginning of period

STOCK INDEX ACCOUNT
6/30/2020	#	$2.131	$0.862	$1.269	$(10.849)	$(9.580)	$249.700
12/31/19		4.722	1.684	3.038	54.564	57.602	192.098
12/31/18		4.501	1.580	2.921	(14.924)	(12.003)	204.101
12/31/17		3.613	1.395	2.218	32.114	34.332	169.769
12/31/16		3.387	1.173	2.214	15.947	18.161	151.608
12/31/15		3.175	1.150	2.025	(2.347)	(0.322)	151.930

#	Unaudited
a	Based on average units outstanding.
b	Based on per accumulation unit data.
c	The percentages shown for this period are not annualized.
d	The percentages shown for this period are annualized.

18	2020 Semiannual Report ▪ TIAA Separate Account VA-1	See notes to financial statements

		Ratios and supplemental data
		Ratios to average net assets
Accumulation unit value end of period	Total return[b]	Gross expenses	Net expenses	Net investment income (loss)	Portfolio turnover rate	Accumulation units outstanding end of period (in millions)	Net assets at the end of period (in millions)

$240.120	(3.84%)[c]	0.90%[d]	0.75%[d]	1.11%[d]	2%[c]	4	$1,018
249.700	29.99	0.90	0.75	1.35	2	4	1,104
192.098	(5.88)	0.90	0.75	1.39	3	5	922
204.101	20.22	0.90	0.75	1.19	5	5	1,060
169.769	11.98	0.90	0.75	1.42	7	6	952
151.608	(0.21)	0.90	0.75	1.32	7	6	925

See notes to financial statements	TIAA Separate Account VA-1 ▪ 2020 Semiannual Report	19

Notes to financial statements (unaudited)

TIAA Separate Account VA-1

Note 1—organization and significant accounting policies

TIAA Separate Account VA-1 (“VA-1”) is a segregated investment account of Teachers Insurance and Annuity Association of America (“TIAA”) and is organized under the insurance laws of the State of New York for the purpose of issuing and funding individual variable annuity contracts. The variable annuity contracts were issued by TIAA. VA-1 is registered with the U.S. Securities and Exchange Commission as an open-end management investment company under the Investment Company Act of 1940, as amended (“1940 Act”). VA-1 consists of a single investment portfolio, the Stock Index Account (“Account”).

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Account is an investment company and follows the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services—Investment Companies. The Accumulation Unit Value (“AUV”) for financial reporting purposes may differ from the AUV for processing transactions. The AUV for financial reporting purposes includes security and contractowner transactions through the date of the report. Total return is computed based on the AUV used for processing transactions. The following is a summary of the significant accounting policies consistently followed by the Account.

Other matters: The outbreak of the novel coronavirus (“COVID-19”) and subsequent global pandemic began significantly impacting the U.S. and global financial markets and economies during the calendar quarter ended March 31, 2020. The worldwide spread of COVID-19 has created significant uncertainty in the global economy. The duration and extent of COVID-19 over the long-term cannot be reasonably estimated at this time. The ultimate impact of COVID-19 and the extent to which COVID-19 impacts the Account’s normal course of business, results of operations, investments, and cash flows will depend on future developments, which are highly uncertain and difficult to predict. Management continues to monitor and evaluate this situation.

Security valuation: The Account’s investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the financial statements.

Investments and investment income: Securities transactions are accounted for as of the trade date for financial reporting purposes. Interest income is recorded as earned and includes accretion of discounts and amortization of premiums using the effective yield method. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after the Account determines the existence of a dividend declaration after exercising reasonable due diligence. Realized gains and losses on securities transactions are based upon the specific identification method. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost

20	2020 Semiannual Report ▪ TIAA Separate Account VA-1

of investments and/or as a realized gain. The Account estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. In many cases, these estimates are based on data from the prior calendar year end.

Income taxes: VA-1 is a separate account of TIAA, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code. VA-1 should incur no federal income tax liability. Under the rules of taxation applicable to life insurance companies, VA-1’s Accumulation Account for contractowners will generally be treated as life insurance reserves; therefore, any increase in such reserves will be deductible. The Account files, as a component of the TIAA tax return, a U.S. Federal income tax return. The Account also files income tax returns in applicable state and local jurisdictions. The Account’s federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed the Account’s tax positions taken for all open income tax years and has concluded that no provision for income tax is required in the Account’s financial statements.

Management committee compensation: The members of the Management Committee (“Committee”), all of whom are independent, receive certain remuneration for their services, plus travel and other expenses. Managers may elect to participate in a deferred compensation plan and defer all or a portion of their compensation. In addition, managers participate in a long-term compensation plan. Amounts deferred are retained by the Account until paid. Amounts payable to the managers for compensation are included in the accompanying Statement of assets and liabilities. Managers’ fees, including any deferred and long-term compensation incurred, are reflected in the Statement of operations.

Indemnification: In the normal course of business, the Account enters into contracts that contain a variety of representations and warranties and that provide general indemnities. The Account’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Account that have not yet occurred. Also, under the Account’s organizational documents, the managers and officers of the Account are indemnified against certain liabilities that may arise out of their duties to the Account. However, based on experience, the Account expects the risk of loss due to these warranties and indemnities to be unlikely.

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Committee. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.)

TIAA Separate Account VA-1 ▪ 2020 Semiannual Report	21

Notes to financial statements (unaudited)

•	Level 3 – significant unobservable inputs (including the Account’s own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized as Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A description of the valuation techniques applied to the Account’s major categories of assets and liabilities measured at fair value follows:

Debt securities: Debt securities will generally be valued using prices provided by a pricing service that may employ various indications of value including but not limited to broker-dealer quotations. Certain debt securities, other than money market instruments, are valued based on the most recent bid price or the equivalent quoted yield for such securities (or those of comparable maturity, quality and type). Debt securities are generally categorized as Level 2 of the fair value hierarchy; in instances where prices, yields or any other key inputs are unobservable, they are categorized as Level 3 of the hierarchy.

Exchange-traded equity securities, common and preferred stock: Equity securities listed or traded on a national market or exchange are valued based on their sale price at the official close of business of such market or exchange on the valuation date, or if there is no official close of business, the latest sale price, or at the mean of the latest available bid and asked prices if no sale is reported. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Foreign equity securities are valued at the last sale price or official closing price reported on the exchange where traded and converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Account’s net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Committee. Foreign securities are generally categorized as Level 2 of the fair value hierarchy.

Investments in registered investment companies: These investments are valued at their net asset value on the valuation date. These investments are categorized as Level 1 of the fair value hierarchy.

Futures contracts: Stock and bond index futures contracts, which are traded on commodity exchanges, are valued at the last sale price as of the close of such commodity exchanges and are categorized as Level 1 of the fair value hierarchy.

22	2020 Semiannual Report ▪ TIAA Separate Account VA-1

continued

Any portfolio security for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued at fair value, as determined in good faith using procedures approved by the Committee. To the extent the inputs are observable and timely, the values would be categorized as Level 2 of the fair value hierarchy; otherwise they would be categorized as Level 3.

The following table summarizes the market value of the Account’s investments as of June 30, 2020, based on the inputs used to value them (dollar amounts are in thousands):

	Level 1	Level 2	Level 3	Total

Equity investments:
Health care	$150,520	$—	$2	$150,522
Information technology	268,701	167	—	268,868
All other equity investments*	591,478	—	—	591,478
Short-term investments	4,276	7,017	—	11,293
Futures contracts**	(25)	—	—	(25)

Total	$1,014,950	$7,184	$2	$1,022,136

*	For detailed categories, see the accompanying Summary portfolio of investments.
**	Derivative instruments are not reflected in the market value of portfolio investments.

Note 3—derivative instruments

As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Derivatives require little or no initial investment and permit or require net settlement. The Account values derivatives at fair value.

At June 30, 2020, the Account has invested in derivative contracts which are reflected in the Statement of assets and liabilities as follows (dollar amounts are in thousands):

	Liabilities derivatives
Derivative contracts	Location		Fair value amount

Equity contracts	Futures contracts	*	$(25)

*	The fair value presented includes cumulative gain (loss) on open futures contracts, however, the value reflected on the accompanying Statement of assets and liabilities is only the receivable or payable for variation margin on open futures contracts.

For the period ended June 30, 2020, the effect of derivative contracts on the Account’s Statement of operations was as follows (dollar amounts are in thousands):

Derivative contracts	Location	Realized gain (loss)	Change in unrealized appreciation (depreciation)

Equity contracts	Futures contracts	$(976)	$(40)

TIAA Separate Account VA-1 ▪ 2020 Semiannual Report	23

Notes to financial statements (unaudited)

Futures contracts: The Account is subject to equity price risk in the normal course of pursuing its investment objectives. The Account uses futures contracts to manage exposure to the equity markets and for cash management purposes to remain highly invested in these markets while minimizing transaction costs. Buying futures contracts tends to increase exposure to the underlying instrument/index, while selling futures contracts tends to decrease exposure to the underlying instrument/index or hedge other investments. Initial margin deposits are made upon entering into a futures contract, and variation margin receipts or payments are settled daily reflecting changes in the value of the futures contracts. Daily changes in the value of such contracts are reflected in net unrealized gains and losses. Gains or losses are realized upon the expiration or closing of the futures contracts or if the counterparties do not perform in accordance with contractual provisions. With futures contracts, there is minimal counterparty credit risk to the Account since futures contracts are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded funds, guarantees the futures contracts against default. During the period ended June 30, 2020, the Account had exposure to equity futures contracts, based on underlying notional values, generally between 0% and 1% of net assets. The futures contracts outstanding as of June 30, 2020 are disclosed in the Summary portfolio of investments and the full Schedule of investments.

Note 4—investment adviser and affiliates

Teachers Advisors, LLC (“Advisors”), a wholly owned subsidiary of TIAA and a registered investment adviser, provides investment advisory services for VA-1 pursuant to an Investment Management Agreement among TIAA, Advisors and VA-1. TIAA provides all administrative services for VA-1 pursuant to an Administrative Services Agreement with VA-1. The contracts are distributed by TIAA-CREF Individual & Institutional Services, LLC (“Services”). Services is a wholly owned subsidiary of TIAA. The Investment Management Agreement sets the investment advisory charge at an annual rate of 0.30% of the average daily net assets of the Account. Advisors has agreed to voluntarily waive a portion of such fee, so that the daily deduction is equivalent to an annual charge of 0.15% of the average daily net assets of the Account.

The Administrative Services Agreement sets the administrative expense charge at an annual rate of 0.20% of the average daily net assets of the Account. TIAA also imposes a daily charge for bearing certain mortality and expense risks in connection with the contracts, equivalent to an annual rate of 0.40% of the average daily net assets of the Account. Although TIAA reserves the right to increase the Account’s mortality and expense risk charge to a maximum of 1.00% per year, the total expense ratio will never exceed 1.50% per year. TIAA pays death benefits to beneficiaries when an annuitant dies during the accumulation period or during the annuity period while payments are still due for the remainder of a guaranteed period, if any.

The Account may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Committee, pursuant to the

24	2020 Semiannual Report ▪ TIAA Separate Account VA-1

continued

1940 Act. These transactions are effected at market rates without incurring broker commissions. For the period ended June 30, 2020, these transactions did not materially impact the Account.

Note 5—investments

Securities lending: The Account may lend its securities to qualified institutional borrowers to earn additional income. The Account receives collateral (in the form of cash, Treasury securities or other collateral permitted by applicable law) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of loaned securities during the period of the loan; any additional collateral required due to changes in security values is delivered to the Account the next business day. Cash collateral received by the Account will generally be invested in high-quality short-term instruments or in one or more funds maintained by the securities lending agent (“Agent”) for the purpose of investing cash collateral. The value of the loaned securities and the liability to return the cash collateral received are reflected in the Statement of assets and liabilities. Non-cash collateral is not disclosed in the Account’s Statement of assets and liabilities as it is held by the lending agent on behalf of the Account, and the Account does not have the ability to sell or re-hypothecate those securities. As of June 30, 2020, securities lending transactions are for equity securities, and the resulting loans are continuous, can be recalled at any time, and have no set maturity. Securities lending income recognized by the Account consists of earnings on invested collateral and lending fees, net of any rebates to the borrower and compensation to the Agent. Such income is reflected separately in the Statement of operations. In lending its securities, the Account bears the market risk with respect to the investment of collateral and the risk that the Agent may default on its contractual obligations to the Account. The Agent bears the risk that the borrower may default on its obligation to return the loaned securities as the Agent is contractually obligated to indemnify the Account if at the time of a default by a borrower some or all of the loan securities have not been returned.

At June 30, 2020, the total value of securities on loan and the total value of collateral received were as follows (dollar amounts are in thousands):

Aggregate value of securities on loan	Cash collateral received*	Non-cash collateral received	Total collateral received

$5,848	$4,276	$1,017	$5,293

*	May include cash and investment of cash collateral.

Restricted securities: Restricted securities held by the Account, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933, as amended. The risk of investing in such securities is generally greater than the risk of investing in securities that are widely held and publicly traded.

TIAA Separate Account VA-1 ▪ 2020 Semiannual Report	25

Notes to financial statements (unaudited)

Net unrealized appreciation (depreciation): At June 30, 2020, net unrealized appreciation (depreciation) based on the aggregate cost of all investments for federal income tax purposes, consisting of gross unrealized appreciation and gross unrealized depreciation, was as follows (dollar amounts are in thousands):

Tax cost	Gross unrealized appreciation	Gross unrealized (depreciation)	Net unrealized appreciation (depreciation)

$404,495	$666,081	$(48,440)	$617,641

For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized in income and/or capital gains for tax reporting.

Purchases and sales: Purchases and sales of securities (other than short-term instruments) for the Account for the period ended June 30, 2020 were as follows (dollar amounts are in thousands):

Non-U.S. government purchases	Non-U.S. government sales

$19,484	$56,649

Note 6—inter-fund lending program

Pursuant to an exemptive order issued by the Commission, the Account may participate in an inter-fund lending program. This program allows the Account to lend cash to and/or borrow cash from certain affiliated registered investment companies for temporary purposes, (e.g., to satisfy redemption requests or to cover unanticipated cash shortfalls). The program is subject to a number of conditions, including the requirement that the Account may not borrow or lend money under the program unless it receives a more favorable interest rate than is available from a bank or other financial institution for a comparable transaction. In addition, the Account may participate in the program only if its participation is consistent with the Account’s investment policies and limitations and authorized by its portfolio manager(s). During the period ended June 30, 2020, there were no inter-fund borrowing or lending transactions.

Note 7—line of credit

The Account participates in a $1 billion unsecured revolving credit facility that can be used for temporary purposes, including, without limitation, the funding of contractowner withdrawals. The current facility was entered into on June 16, 2020 expiring on June 15, 2021, replacing the previous facility, which expired June 2020. Certain affiliated accounts and mutual funds, each of which is managed by Advisors,

26	2020 Semiannual Report ▪ TIAA Separate Account VA-1

concluded

or an affiliate of Advisors, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating accounts and mutual funds on a pro rata basis. Interest associated with any borrowing under the facility is charged to the borrowing accounts or mutual funds at a specified rate of interest. The Account is not liable for borrowings under the facility by other affiliated accounts or mutual funds. For the period ended June 30, 2020, there were no borrowings under this credit facility by the Account.

Note 8—legal proceedings

The Account was named as defendant and a putative member of the proposed defendant class of shareholders, or could be added as a defendant, in pending litigation by the Bankruptcy Litigation Trustee for the Tribune Company (Tribune) and certain creditors of Tribune, as a result of its ownership of shares of Tribune in 2007 when Tribune effected a leveraged buyout transaction (LBO) and was converted to a privately held company. The plaintiffs in that litigation seek to recover payments of the proceeds of the LBO. The litigation is now part of a multi-district litigation proceeding in the Southern District of New York and the Second Court of Appeals. The Account’s exposure related to this matter is estimated to be 0.06% of net assets as of June 30, 2020.

TIAA Separate Account VA-1 ▪ 2020 Semiannual Report	27

Approval of investment

management agreement (unaudited)

Board renewal of the investment management agreement for the TIAA Separate Account VA-1

The Management Committee (the “Committee” or the “Managers”) of the TIAA Separate Account VA-1 (the “Separate Account”) determines whether to initially approve and periodically renew the investment management agreement (the “Agreement”) between Teachers Advisors, LLC (“Advisors”) and the Separate Account. Under the Agreement, Advisors is responsible for providing investment advisory services and overseeing the everyday operations and other service providers of the Separate Account. Below is a summary of the process the Committee undertook related to its most recent renewal of the Agreement.

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that, after an initial period of up to two years, the Agreement for the Separate Account will remain in effect only if the Committee, including a majority of those Managers who have no direct or indirect interest in the Agreement, and who are independent Managers because they are not “interested persons” of the Separate Account, as that term is defined in the 1940 Act, annually renews that Agreement. None of the Managers are interested persons of the Separate Account under the 1940 Act. Rather, they are all deemed to be independent Managers.

Under normal circumstances, Section 15(c) requires this annual renewal to be made at an in-person meeting of the Committee. However, due to the COVID-19 pandemic, the Securities and Exchange Commission (“SEC”) issued a temporary, conditional exemptive order on March 13, 2020, as extended on March 25, 2020 (the “SEC Order”), permitting mutual fund boards to vote to approve matters subject to the Section 15(c) in-person approval requirement at a meeting that is not held in person if the board determines that reliance on the SEC Order is necessary or appropriate due to prevailing circumstances related to the current or potential effects of COVID-19 and the board ratifies any action taken pursuant to the SEC Order at its next in-person meeting.

Overview of the renewal process

The Committee held a telephonic meeting on March 26, 2020, in order to consider the annual renewal of the Agreement using the process established by the Committee described further below. At the outset of the meeting, the Committee considered reliance upon the SEC Order and determined that such reliance was necessary due to, among other considerations, COVID-19 pandemic-related social distancing requirements, travel restrictions and other governmental mandates imposed for health and safety reasons. The Committee noted that it would ratify actions taken at this meeting pursuant to the SEC Order at its next in-person meeting.

As part of the Committee’s established process, the Committee delegated certain tasks to its Operations Committee. Among these tasks, the Operations Committee or certain of its designated members worked with Advisors, other Managers and

28	2020 Semiannual Report ▪ TIAA Separate Account VA-1

legal counsel to the Managers to develop guidance and specific requests relating to the types of information to be provided to the Committee in connection with the proposed contract renewal.

Among other matters, the Operations Committee or certain of its designated members, following consultations with Advisors’ representatives, other Managers, legal counsel to the Managers and legal counsel to Advisors and the Separate Account, confirmed or established certain guidance regarding the preparation of reports to be provided to the Committee with respect to the Separate Account by the Board Reporting and Compliance unit of Broadridge Financial Solutions, Inc. (“Broadridge”), using data from Lipper, Inc., an independent provider of investment company data. The Operations Committee considered that Broadridge is widely recognized as a leading provider of comparative analyses used by independent directors and trustees of investment companies during their advisory contract review processes.

Based on guidance provided by the Operations Committee or certain of its designated members on behalf of the Committee, Broadridge produced, among other information, comparative performance and expense data regarding the Separate Account, including data relating to the Separate Account’s management fee rate, total expense ratio, short-term and long-term investment performance and portfolio turnover rate. Broadridge compared this data, as relevant, for the Separate Account against a universe of investment companies and against a more selective peer group of mutual funds that underlie variable insurance products with similar investment objectives and strategies, each of which was selected by Broadridge, and also compared the performance of the Separate Account against one or more appropriate broad-based indices. In each case, Broadridge summarized, and the Committee discussed, the methodologies Broadridge employed to provide the data contained in its reports. In addition, Broadridge represented to the Committee that its reports were designed specifically to provide the Committee with the fee, expense and performance information that is necessary to help the Board satisfy its duties under Section 15(c) of the 1940 Act. Broadridge also represented that the purpose of its reports is to provide an objective view of the Separate Account’s relative position regarding the level of fees, expenses and performance against a competitive peer group and universe selected by Broadridge (and not Advisors or the Committee). The Committee considered the propriety of the Separate Account’s applicable peer group as selected by Broadridge.

Among other matters, the Committee also requested and received additional information from Advisors to facilitate the Managers’ evaluation of the reasonableness of any profits earned by Advisors with respect to its services to the Separate Account pursuant to the Agreement.

In advance of the Committee meeting held on March 26, 2020, legal counsel for the Managers requested on behalf of the Committee, and Advisors provided, information that was designed to assist the Committee in its consideration of whether to renew the Agreement for the Separate Account. In addition to the data

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Approval of investment

management agreement (unaudited)

provided by Broadridge as described above, this information included, but was not limited to, the following: (1) further information relating to the Separate Account’s investment performance, together with an explanation of any events that had a material impact on the Separate Account’s performance during that period; (2) a description of any fee waiver or expense reimbursement arrangements that were proposed or were in place during the prior year and the extent to which such arrangements would be continued or modified in the coming year; (3) a comparison of the Separate Account’s management fee rate and performance to any other accounts with comparable strategies managed by Advisors or certain of its affiliates; (4) any “fall-out” benefits that accrued or were identified as reasonably likely to accrue to Advisors or its affiliates due to their relationship with the Separate Account in addition to the Separate Account’s direct fee payments to Advisors pursuant to the Agreement; (5) information regarding Advisors’ financial resources, senior professional personnel, overall staffing levels, portfolio manager compensation arrangements, capacity to manage the Separate Account at current and foreseeable asset levels, insurance coverage, portfolio trading and best execution practices, and any actual and potential conflicts of interest identified by Advisors in connection with rendering services to the Separate Account; (6) information as to any profits earned by Advisors in connection with its services pursuant to the Agreement; (7) a copy of the Agreement and certain related agreements between the Separate Account and affiliates of Advisors; (8) a copy of Advisors’ Form ADV as filed with the SEC (which was presented only to legal counsel for the Managers); and (9) proposed narrative explanations of reasons why the Committee should renew the Agreement. The Managers were also provided with performance ratings of Morningstar, Inc. (“Morningstar”), which is a widely recognized mutual fund ranking service.

On March 12, 2020, the Committee met informally to discuss Advisors’ materials, which led to the Managers providing additional questions to, and requesting additional information, from Advisors. Subsequently, at the March 26, 2020 meeting, the Managers were given the opportunity to, and did, ask additional questions and they discussed responses from Advisors to the Committee’s follow-up questions and requests presented by the Committee after its initial review of the information described above.

In considering whether to renew the Agreement with respect to the Separate Account, the Committee discussed various factors, including: (1) the nature, extent and quality of services provided or to be provided by Advisors to the Separate Account; (2) the Separate Account’s investment performance; (3) the costs of the services provided to the Separate Account and the profits realized or potential profits to be realized (if any) by Advisors and its affiliates from their relationship with the Separate Account; (4) fees charged to comparable mutual funds by other advisers; (5) the extent to which economies of scale have been realized or are anticipated to be realized as the Separate Account grows; (6) how such economies of scale are shared with the Separate Account for the benefit of its investors, such

30	2020 Semiannual Report ▪ TIAA Separate Account VA-1

continued

as through management fee breakpoints; (7) comparisons of the services provided by Advisors to, and the fee rates and performance of, the Separate Account to other clients to whom Advisors provides comparable services; and (8) any other benefits derived or anticipated to be derived by Advisors or its affiliates from their relationship with the Separate Account of the Committee’s review of these factors, the Committee received information from management on the impact of the COVID-19 pandemic on the Teachers Insurance and Annuity Association of America (“TIAA”) enterprise generally and the Separate Account in particular including, among other information, the current and expected impact on the Separate Account’s performance and operations. As a general matter, the Committee considered these factors, and any other factors deemed relevant by the Managers, in their totality, and no single factor was identified as being the determining factor in deciding whether to renew the Agreement.

In addition to the March 26, 2020 meeting that included Advisors’ personnel, the Managers met in private sessions, at which no Advisors representatives were present, to discuss the proposed renewal of the Agreement for the Separate Account. The Board also received and considered information from its legal counsel as to certain relevant guidance that relates to the renewal process under Section 15(c) of the 1940 Act and certain other legal authorities.

While the contract renewal process included a series of discussions and meetings leading up to the March 26, 2020 meeting, the oversight and evaluation of Advisors’ services to the Separate Account by the Management Committee and its Committees is an ongoing process. The Management Committee, as well as its Committees, discussed reports on various investment and operational topics that had been identified by the Management Committee or its Committees for review in the year since the last annual renewal process. Further, at regularly scheduled meetings of the Committee, the Committee and its Investment Committee receive and discuss, among other matters, information regarding the performance of the Separate Account. Thus, in reaching its decisions regarding the renewal of the Agreement for the Separate Account, the Committee took into account the information described herein and other information provided to the Management Committee and its Committees throughout the year.

In deciding whether to renew the Agreement, each Manager may have accorded different weight to different factors and, thus, each Manager may have had a different basis for his or her ultimate decision to vote to renew the Agreement. At its meeting on March 26, 2020, all Committee members in attendance voted unanimously to renew the Agreement for the Separate Account. Set forth below is a summary of the primary factors the Board considered with respect to the Separate Account.

The nature, extent and quality of services

The Committee considered the level and depth of knowledge of Advisors, including the professional experience and qualifications of its personnel. The Committee also

TIAA Separate Account VA-1 ▪ 2020 Semiannual Report	31

Approval of investment

management agreement (unaudited)

considered that Advisors is an experienced investment adviser that has managed the Separate Account since its operations commenced. Investment professionals at Advisors also manage various funds and accounts of the College Retirement Equities Fund, the TIAA-CREF Life Funds and TIAA-CREF Funds, as well as advise and sub-advise other investment companies and vehicles. Under the Agreement, Advisors is responsible for, among other duties: managing the assets of the Separate Account, including conducting research, identifying investments and placing orders to buy and sell securities for the Separate Account’s investment portfolio; active daily monitoring of the Separate Account’s investment portfolio; reporting on the investment performance and other metrics of the Separate Account to the Committee on a regular basis; responding to Separate Account flows; and compliance monitoring. The Committee considered that Advisors has carried out these responsibilities in a competent and professional manner. The Committee also considered that Advisors has committed significant resources to supporting the Separate Account. It also considered Advisors’ compliance program and resources and its compliance record with respect to the Separate Account.

The Committee also considered, among other factors, the performance of the Separate Account, as discussed below. In addition, the Committee considered the nature and quality of non-portfolio management services provided by Advisors and its affiliates. In this regard, the Committee considered its ongoing review of the performance of certain affiliated and unaffiliated service providers, including the quality of services provided by those firms and Advisors’ oversight of those service providers and the outsourcing of certain services to other firms.

During its review, the Committee noted its ongoing efforts to examine the level of personnel and other resources available to Advisors to provide portfolio management and other services to the Separate Account, including the impact of recent and anticipated regulatory requirements and operational changes on such resources, so as to assess the adequacy of the resources devoted to these services.

Investment performance

The Committee considered the investment performance of the Separate Account over the one-, three-, five- and ten-year periods ended December 31, 2019. The Committee considered the Separate Account’s performance as compared to its peer universe of mutual funds that underlie variable insurance products (as applicable) and its benchmark index. The Committee also discussed the performance of the Separate Account before any reductions for fees and expenses. In this analysis, the Committee considered the effects of fair valuation, foreign exchange rates, effective tax rates, securities lending and class action litigation on the Separate Account’s performance as compared to the performance of its benchmark index. For details regarding the Separate Account’s performance, see the synopsis below. The Committee concluded that, under the totality of circumstances considered, the investment performance of the Separate Account was reasonable.

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continued

Cost and profitability

The Committee considered financial and profitability data relating to Advisors’ services to the Separate Account for the calendar year 2019. The Committee considered Advisors’ profit calculations with respect to its services to the Separate Account. The Committee acknowledged the reasonableness of having a management fee rate which permits Advisors to maintain and improve the quality of services provided to the Separate Account and recognized the entrepreneurial and other risks assumed by Advisors in managing the Separate Account. The Committee considered that Advisors had earned a net profit with respect to the Separate Account under the Agreement for the one-year period ended December 31, 2019. The Committee concluded that those profits were reasonable in light of various relevant factors.

Fees charged by other advisers

The Committee considered comparative information regarding the Separate Account’s contractual and effective management fee rates and the contractual and effective management fee rates paid by similar mutual funds that underlie variable insurance products to other advisers, as analyzed by Broadridge and reflected in the synopsis below. In this connection, the Committee also considered the inherent limitations of such comparisons in light of uncertainty as to how the fees of such similar mutual funds are set and potentially material differences between the Separate Account and comparable mutual funds that underlie variable insurance products. For example, most similar mutual funds are offered only through other investment vehicles that also carry additional fees and expenses, whereas the Separate Account bears certain of these expenses itself. Another limitation noted by the Committee was Broadridge’s treatment of all fund fee waivers, regardless of their type, as management fee waivers, which could materially impact how the Separate Account’s actual management fee rate compares to those of peer mutual funds that underlie variable insurance products. Additionally, the Committee considered the potential limitations of such comparisons due to, among other factors, the fact that, in many instances, Broadridge based its comparisons on financial data relating to fiscal periods that differed from the period for which the Separate Account’s data were derived. Based on all factors considered, the Committee concluded that the management fee rate under the Agreement was reasonable in relation to those charged by appropriate groups of comparable mutual funds that underlie variable insurance products.

Economies of scale

The Committee considered whether Advisors has experienced or is anticipated to experience economies of scale in connection with the operation of the Separate Account. The Committee also considered that, because Advisors represented that its profit was relatively small and the Separate Account was unlikely to grow

TIAA Separate Account VA-1 ▪ 2020 Semiannual Report	33

Approval of investment

management agreement (unaudited)

because it is no longer actively sold, there was little opportunity to pass economies of scale on to Separate Account shareholders. Based on all factors considered, the Committee concluded that the Separate Account’s management fee rate schedule was reasonable in light of current economies of scale considerations and current asset levels.

Fee and performance comparisons with other Advisors clients

The Committee considered that Advisors and its affiliate, TIAA-CREF Investment Management, LLC, provide investment management services to other investment companies, including foreign funds (UCITS), and separately managed accounts that may have similar investment strategies as the Separate Account. The Committee considered the management fee rates and the performance of such companies and accounts. The Committee considered Advisors’ comments that, in the future, Advisors may manage client assets through additional funds and accounts with similar investment strategies. The Committee also considered Advisors’ representation that, while the management fee rate charged to the Separate Account may differ from the management fee rates chargeable to these other funds and other accounts, this may be due in part to the fact that these other funds and accounts: (1) may be offered through products that charge additional fees to their investors; (2) may be offered in different types of markets; (3) may be provided with different types or levels of services; (4) may have different regulatory burdens; (5) may target different investors; and/or (6) may be packaged with other products, and that these factors, among others, could reasonably explain different management fee rate schedules.

Other benefits

The Committee also considered additional “fall-out benefits” to Advisors and its affiliates arising from the Agreement. Such benefits include, among others, other fees paid by the Separate Account to Advisors or its affiliates for other services, such as administration. Another group of benefits are investment-related, such as economies of scale to the extent the Separate Account shares investment resources and/or personnel with other clients of Advisors. Advisors and its affiliates may also benefit from the level of business and relationships the Separate Account has with certain service providers. Also, Advisors and its affiliates may benefit from their relationship with the Separate Account to the extent that this relationship results in potential investors viewing TIAA, of which Advisors is an indirect, wholly-owned subsidiary, as a leading retirement plan provider in the academic and non-profit markets and as a single source for all their financial service needs.

Synopsis of factors

The Committee considered the following specific factors (among others) in connection with its determination to renew the Agreement with respect to the

34	2020 Semiannual Report ▪ TIAA Separate Account VA-1

concluded

Separate Account. If the Separate Account is described in the following discussions as being in the “1st” quintile, it is in the best of five groups (that is, the group has the best performance or the lowest expenses, as the case may be). References below to quintiles are based on data provided to the Committee in the reports prepared by Broadridge. All time periods referenced below are ended December 31, 2019. Under the Morningstar rating system, an Overall Morningstar Rating of 5 stars is the highest (best) rating category and 1 star is the lowest (worst) rating category. The Morningstar data is as of December 31, 2019. The statement below regarding “net profit” refers to Advisors’ calculation that it earned a profit for the services that it rendered to the Separate Account during 2019 under the Agreement.

•	The Separate Account’s annual contractual investment management fee rate is 0.30% of average daily net assets, but is waived by Advisors to an annual fee of 0.15% of average daily net assets.
•

The Separate Account’s total expense ratio, actual investment management fee rate and contractual investment management fee rate were in the 5th, 1st and 1st quintiles of both the group of comparable funds selected by Broadridge for expense comparison purposes and the universe of comparable funds selected by Broadridge for expense comparison purposes.

•

For the three-year period, the Separate Account’s adjusted relative gross performance (meaning the Separate Account’s performance without any reductions for fees or expenses and excluding the effects of fair valuation, foreign exchange, effective tax rates, securities lending and class action recoveries) as compared to its benchmark, the Russell 3000® Index, differed by –1 basis points. For reference, one basis point equals 0.01%.

•	The Separate Account received an Overall Morningstar Rating of 5 stars.
•	Advisors calculated that it earned a net profit with respect to its services to the Separate Account for the one-year period.

Based primarily on the foregoing factors and considerations, the Committee renewed the Agreement for the Separate Account.

TIAA Separate Account VA-1 ▪ 2020 Semiannual Report	35

Liquidity risk management program

Discussion of the operation and effectiveness of the separate account’s liquidity risk management program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the separate account covered by this Report (the “separate account”) has adopted and implemented a liquidity risk management program (the “Program”), which is reasonably designed to assess and manage the separate account’s liquidity risk. The Program consists of various provisions relating to assessing and managing the separate account’s liquidity risk, as discussed further below. The separate account’s Management Committee (the “Management Committee”) previously approved the designation of Advisors (the “Administrator”) as Program administrator. The Liquidity Monitoring and Analysis Team (the “LMAT”) carries out day-to-day Program management with oversight by the Liquidity Oversight Committee (the “LOSC”). Personnel from the Administrator and Nuveen Fund Advisors, LLC, an affiliate of the Administrator, comprise the LMAT and LOSC.

At a February 11, 2020 Management Committee meeting, the Administrator provided the Management Committee with a written report addressing the Program’s operation, adequacy, and effectiveness of implementation for the period from December 1, 2018 through November 30, 2019 (the “Review Period”), as required under the Liquidity Rule. The report noted that the Program has been and continues to be adequately and effectively implemented to monitor and (as applicable) respond to the separate account’s liquidity developments.

In accordance with the Program, the LMAT assesses the separate account’s liquidity risk no less frequently than annually based on various factors, such as (i) the separate account’s investment strategy and the liquidity of portfolio investments, (ii) cash flow projections, and (iii) holdings of cash and cash equivalents and borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.

Separate account portfolio investments are classified into one of four liquidity categories (including “highly liquid investments” and “illiquid investments,” discussed below). The classification is based on a determination of how long it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment. Liquidity classification determinations take into account various market, trading, and investment-specific considerations, as well as market depth, and utilize third-party vendor data.

If the separate account does not primarily hold highly liquid investments it must, among other things, determine a minimum percentage of separate account net assets that must be invested in highly liquid investments (a “Highly Liquid Investment Minimum”). During the Review Period, the separate account primarily held highly liquid investments and therefore was exempt from the requirement to adopt a Highly Liquid Investment Minimum and to comply with the related requirements under the Liquidity Rule.

36	2020 Semiannual Report ▪ TIAA Separate Account VA-1

The Liquidity Rule also limits the separate account’s investments in illiquid investments. Specifically, the Liquidity Rule prohibits acquisition of illiquid investments if doing so would result in the separate account holding more than 15% of its net assets in illiquid investments and requires certain reporting anytime the separate account’s holdings of illiquid investments exceed 15% of net assets. During the Review Period, the separate account did not exceed the 15% limit on illiquid investments.

TIAA Separate Account VA-1 ▪ 2020 Semiannual Report	37

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How to reach us

TIAA website

Account performance, personal account information and transactions, product descriptions, and information about investment choices and income options

TIAA.org

Automated telephone service

Check account performance and accumulation balances, change allocations, transfer funds and verify credited premiums

800-842-2252

24 hours a day, 7 days a week

National Contact Center

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800-842-2252

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800-223-1200

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800-842-2755

8 a.m. to 10 p.m. (ET), Monday–Friday

You should carefully consider the investment objectives, risks, charges and expenses of any account before investing. For a prospectus that contains this and other information, please visit TIAA.org, or call 800-223-1200. Please read the prospectus carefully before investing. Investment, insurance and annuity products are not Federal Deposit Insurance Corporation (FDIC) insured, are not bank guaranteed, are not bank deposits, are not insured by any federal government agency, are not a condition to any banking service or activity, and may lose value. TIAA-CREF Individual & Institutional Services, LLC, member FINRA, distributes securities products. TIAA Separate Account VA-1 is issued by Teachers Insurance and Annuity Association of America (TIAA), New York, NY. Each of the foregoing is solely responsible for its own financial condition and contractual obligations.

This material is not intended to be a recommendation or investment advice, does not constitute a solicitation to buy, sell or hold a security or an investment strategy, and is not provided in a fiduciary capacity. The information provided does not take into account the specific objectives or circumstances of any particular investor, or suggest any specific course of action. Investment decisions should be made based on an investor’s objectives and circumstances and in consultation with his or her advisors.

©2020 Teachers Insurance and Annuity Association of America–College Retirement Equities Fund,

730 Third Avenue, New York, NY 10017-3206

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Printed on paper containing recycled fiber

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Item 2. Code of Conduct.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not Applicable.

Item 6. Schedule of Investments.

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

COLLEGE RETIREMENT EQUITIES FUND

STOCK INDEX ACCOUNT

SCHEDULE OF INVESTMENTS (unaudited)

June 30, 2020

SHARES		COMPANY	VALUE (000)

COMMON STOCKS - 99.3%

AUTOMOBILES & COMPONENTS - 0.9%
2,457	*	Adient plc	$40
3,248	*	American Axle & Manufacturing Holdings, Inc	25
8,647		Aptiv plc	674
6,975		BorgWarner, Inc	246
1,678		Cooper Tire & Rubber Co	46
138	*	Cooper-Standard Holding, Inc	2
4,034		Dana Inc	49
1,044	*	Dorman Products, Inc	70
129,698		Ford Motor Co	788
1,363	*	Fox Factory Holding Corp	112
41,304		General Motors Co	1,045
7,649		Gentex Corp	197
1,424	*	Gentherm, Inc	55
7,178		Goodyear Tire & Rubber Co	64
5,507		Harley-Davidson, Inc	131
851		LCI Industries, Inc	98
2,029		Lear Corp	221
1,945	*	Modine Manufacturing Co	11
670	*	Motorcar Parts of America, Inc	12
843		Standard Motor Products, Inc	35
1,055	*	Stoneridge, Inc	22
928	*	Tenneco, Inc	7
4,895	*	Tesla, Inc	5,286
1,790		Thor Industries, Inc	191
759	*	Visteon Corp	52
1,185		Winnebago Industries, Inc	79
2,055	*	Workhorse Group, Inc	36

		TOTAL AUTOMOBILES & COMPONENTS	9,594

BANKS - 4.0%
625		1st Source Corp	22
255		ACNB Corp	7
444		Allegiance Bancshares, Inc	11
667	*	Amerant Bancorp Inc	10
374		American National Bankshares, Inc	9
2,080		Ameris Bancorp	49
387		Ames National Corp	8
425		Arrow Financial Corp	13
5,246		Associated Banc-Corp	72
706	*	Atlantic Capital Bancshares, Inc	9
2,758		Atlantic Union Bankshares Corp	64
2,322	*	Axos Financial, Inc	51
1,598		Banc of California, Inc	17
666		Bancfirst Corp	27
3,345		BancorpSouth Bank	76
178	e	Bank First Corp	11
256,280		Bank of America Corp	6,087
601		Bank of Commerce Holdings	5
1,195		Bank of Hawaii Corp	73
468		Bank of Marin Bancorp	16
26,488		Bank of New York Mellon Corp	1,024
1,429		Bank of NT Butterfield & Son Ltd	35
4,451		Bank OZK	104
457		BankFinancial Corp	4
3,355		BankUnited	68
217		Bankwell Financial Group, Inc	3

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,278		Banner Corp	$49
622		Bar Harbor Bankshares	14
385	*	Baycom Corp	5
361		BCB Bancorp, Inc	3
227		Berkshire Hills Bancorp, Inc	3
1,053		BOK Financial Corp	59
3,231		Boston Private Financial Holdings, Inc	22
683		Bridge Bancorp, Inc	16
2,984		Brookline Bancorp, Inc	30
630		Bryn Mawr Bank Corp	17
313		Business First Bancshares, Inc	5
241		Byline Bancorp, Inc	3
131		C&F Financial Corp	4
3,579		Cadence BanCorp	32
135		Cambridge Bancorp	8
613		Camden National Corp	21
447		Capital City Bank Group, Inc	9
4,687		Capitol Federal Financial	52
314		Capstar Financial Holdings, Inc	4
550		Carter Bank & Trust	4
2,040		Cathay General Bancorp	54
654		CBTX, Inc	14
1,125		Central Pacific Financial Corp	18
383		Central Valley Community Bancorp	6
152		Century Bancorp, Inc	12
122		Chemung Financial Corp	3
2,767		CIT Group, Inc	57
68,986		Citigroup, Inc	3,525
533		Citizens & Northern Corp	11
14,386		Citizens Financial Group, Inc	363
194		City Holding Co	13
377		Civista Bancshares, Inc	6
498		CNB Financial Corp	9
376		Codorus Valley Bancorp, Inc	5
2,875		Columbia Banking System, Inc	81
1,738	*	Columbia Financial, Inc	24
4,736		Comerica, Inc	180
3,237		Commerce Bancshares, Inc	193
1,925		Community Bank System, Inc	110
837		Community Bankers Trust Corp	5
153		Community Financial Corp	4
651		Community Trust Bancorp, Inc	21
1,146		ConnectOne Bancorp, Inc	18
1,466	*	CrossFirst Bankshares, Inc	14
1,926		Cullen/Frost Bankers, Inc	144
1,005	*	Customers Bancorp, Inc	12
4,043		CVB Financial Corp	76
1,325		Dime Community Bancshares	18
1,035		Eagle Bancorp, Inc	34
4,807		East West Bancorp, Inc	174
314		Enterprise Bancorp, Inc	7
828		Enterprise Financial Services Corp	26
402	*	Equity Bancshares, Inc	7
342		ESSA Bancorp, Inc	5
3,487		Essent Group Ltd	126
171		Evans Bancorp, Inc	4
356	e	Farmers & Merchants Bancorp, Inc	8
1,013		Farmers National Banc Corp	12
246		FB Financial Corp	6
384		Federal Agricultural Mortgage Corp (FAMC)	25
23,716		Fifth Third Bancorp	457
527		Financial Institutions, Inc	10
1,088		First Bancorp	27
6,201		First Bancorp	35
498		First Bancorp, Inc	11

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

322		First Bancshares, Inc	$7
603		First Bank	4
1,476		First Busey Corp	28
360		First Business Financial Services, Inc	6
226		First Citizens Bancshares, Inc (Class A)	92
3,678		First Commonwealth Financial Corp	30
680		First Community Bancshares, Inc	15
2,544		First Financial Bancorp	35
4,582		First Financial Bankshares, Inc	132
384		First Financial Corp	14
1,098		First Foundation, Inc	18
178		First Guaranty Bancshares, Inc	2
4,467		First Hawaiian, Inc	77
11,602		First Horizon National Corp	116
228		First Internet Bancorp	4
951		First Interstate Bancsystem, Inc	29
1,580		First Merchants Corp	44
380		First Mid-Illinois Bancshares, Inc	10
2,629		First Midwest Bancorp, Inc	35
327		First Northwest Bancorp	4
862		First of Long Island Corp	14
5,668		First Republic Bank	601
890		Flagstar Bancorp, Inc	26
1,083		Flushing Financial Corp	12
9,554		FNB Corp	72
389		Franklin Financial Network, Inc	10
4,859		Fulton Financial Corp	51
903		German American Bancorp, Inc	28
2,999		Glacier Bancorp, Inc	106
412		Great Southern Bancorp, Inc	17
1,353		Great Western Bancorp, Inc	19
113		Greene County Bancorp, Inc	3
275		Guaranty Bancshares, Inc	7
3,384		Hancock Whitney Corp	72
1,297		Hanmi Financial Corp	13
728	*	HarborOne Northeast Bancorp, Inc	6
953		Heartland Financial USA, Inc	32
1,355		Heritage Commerce Corp	10
1,150		Heritage Financial Corp	23
2,919		Hilltop Holdings, Inc	54
57		Hingham Institution for Savings	10
238		Home Bancorp, Inc	6
4,557		Home Bancshares, Inc	70
698		HomeStreet, Inc	17
667		HomeTrust Bancshares, Inc	11
2,725		Hope Bancorp, Inc	25
1,209		Horizon Bancorp	13
323	*	Howard Bancorp, Inc	3
34,331		Huntington Bancshares, Inc	310
1,963		IBERIABANK Corp	89
1,238		Independent Bank Corp	83
863		Independent Bank Corp	13
1,089		Independent Bank Group, Inc	44
2,138		International Bancshares Corp	68
299		Investar Holding Corp	4
7,424		Investors Bancorp, Inc	63
100,352		JPMorgan Chase & Co	9,439
1,623		Kearny Financial Corp	13
32,567		Keycorp	397
1,629		Lakeland Bancorp, Inc	19
976		Lakeland Financial Corp	45
378		LCNB Corp	6
287	*,e	LendingTree, Inc	83
833		Live Oak Bancshares, Inc	12
4,319		M&T Bank Corp	449

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,072		Macatawa Bank Corp	$8
640		Mercantile Bank Corp	14
573		Merchants Bancorp	11
1,997		Meridian Bancorp, Inc	23
1,035		Meta Financial Group, Inc	19
229	*	Metropolitan Bank Holding Corp	7
10,835		MGIC Investment Corp	89
582		Midland States Bancorp, Inc	9
406		MidWestOne Financial Group, Inc	8
2,342	*	Mr Cooper Group, Inc	29
984		National Bank Holdings Corp	27
257		National Bankshares, Inc	7
1,661		NBT Bancorp, Inc	51
14,827		New York Community Bancorp, Inc	151
301	*	Nicolet Bankshares, Inc	16
2,265	*	NMI Holdings, Inc	36
256		Northeast Bank	4
1,643		Northfield Bancorp, Inc	19
280		Northrim BanCorp, Inc	7
2,083		Northwest Bancshares, Inc	21
223		Norwood Financial Corp	6
1,583		OceanFirst Financial Corp	28
1,902		OFG Bancorp	25
160		Ohio Valley Banc Corp	4
4,858		Old National Bancorp	67
1,237		Old Second Bancorp, Inc	10
568		Origin Bancorp, Inc	13
297		Orrstown Financial Services, Inc	4
2,232		Pacific Premier Bancorp, Inc	48
3,679		PacWest Bancorp	73
529		Park National Corp	37
217		Parke Bancorp, Inc	3
696		PCSB Financial Corp	9
642		Peapack Gladstone Financial Corp	12
331		Penns Woods Bancorp, Inc	8
1,491		PennyMac Financial Services, Inc	62
174		Peoples Bancorp of North Carolina, Inc	3
595		Peoples Bancorp, Inc	13
333		Peoples Financial Services Corp	13
13,923		People’s United Financial, Inc	161
521		People’s Utah Bancorp	12
2,763		Pinnacle Financial Partners, Inc	116
14,109		PNC Financial Services Group, Inc	1,484
2,847		Popular, Inc	106
510		Preferred Bank	22
471		Premier Financial Bancorp, Inc	6
1,415		Premier Financial Corp	25
3,083		Prosperity Bancshares, Inc	183
339		Provident Bancorp Inc	3
1,243		Provident Financial Services, Inc	18
279		Prudential Bancorp, Inc	3
472		QCR Holdings, Inc	15
6,822		Radian Group, Inc	106
475		RBB Bancorp	6
32,432		Regions Financial Corp	361
254		Reliant Bancorp Inc	4
1,629		Renasant Corp	41
364		Republic Bancorp, Inc (Class A)	12
1,873	*	Republic First Bancorp, Inc	5
671		Riverview Bancorp, Inc	4
1,349		S&T Bancorp, Inc	32
1,200		Sandy Spring Bancorp, Inc	30
1,542	*	Seacoast Banking Corp of Florida	31
1,876		ServisFirst Bancshares, Inc	67
497		Shore Bancshares, Inc	6

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

370		Sierra Bancorp	$7
1,852		Signature Bank	198
2,996		Simmons First National Corp (Class A)	51
275		SmartFinancial, Inc	4
2,471		South State Corp	118
228	*	Southern First Bancshares, Inc	6
231		Southern Missouri Bancorp, Inc	6
454		Southern National Bancorp of Virginia, Inc	4
1,068		Southside Bancshares, Inc	30
6,802		Sterling Bancorp	80
922		Stock Yards Bancorp, Inc	37
394		Summit Financial Group, Inc	6
1,764	*	SVB Financial Group	380
4,801		Synovus Financial Corp	99
5,189		TCF Financial Corp	153
286		Territorial Bancorp, Inc	7
1,428	*	Texas Capital Bancshares, Inc	44
1,044		TFS Financial Corp	15
1,514	*	The Bancorp, Inc	15
232		Timberland Bancorp, Inc	4
573		Tompkins Financial Corp	37
1,266		Towne Bank	24
240		Trico Bancshares	7
943	*	Tristate Capital Holdings, Inc	15
657	*	Triumph Bancorp, Inc	16
44,677		Truist Financial Corp	1,678
3,358		Trustco Bank Corp NY	21
2,619		Trustmark Corp	64
1,796		UMB Financial Corp	93
6,954		Umpqua Holdings Corp	74
4,488		United Bankshares, Inc	124
2,711		United Community Banks, Inc	55
510		United Security Bancshares	3
266		Unity Bancorp, Inc	4
1,012		Univest Financial Corp	16
45,100		US Bancorp	1,661
14,062		Valley National Bancorp	110
1,101		Veritex Holdings, Inc	19
1,098		Walker & Dunlop, Inc	56
2,531		Washington Federal, Inc	68
581		Washington Trust Bancorp, Inc	19
1,032		Waterstone Financial, Inc	15
3,095		Webster Financial Corp	89
124,448		Wells Fargo & Co	3,186
2,232		WesBanco, Inc	45
597		West Bancorporation, Inc	10
1,024		Westamerica Bancorporation	59
3,666		Western Alliance Bancorp	139
1,021		Western New England Bancorp, Inc	6
2,157		Wintrust Financial Corp	94
1,991		WSFS Financial Corp	57
5,692		Zions Bancorporation	194

		TOTAL BANKS	40,550

CAPITAL GOODS - 5.8%
18,639		3M Co	2,907
4,065		A.O. Smith Corp	192
1,275		Aaon, Inc	69
1,251		AAR Corp	26
1,438		Acuity Brands, Inc	138
1,431		Advanced Drainage Systems, Inc	71
5,026	*	Aecom Technology Corp	189
1,316	*	Aegion Corp	21
2,167	*	Aerojet Rocketdyne Holdings, Inc	86
831	*	Aerovironment, Inc	66

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

2,151		AGCO Corp	$119
3,064		Air Lease Corp	90
374		Alamo Group, Inc	38
1,111		Albany International Corp (Class A)	65
3,092		Allegion plc	316
205		Allied Motion Technologies, Inc	7
3,239		Allison Transmission Holdings, Inc	119
2,253		Altra Industrial Motion Corp	72
909	*	Ameresco, Inc	25
568	*	American Woodmark Corp	43
7,326		Ametek, Inc	655
1,095		Apogee Enterprises, Inc	25
1,503		Applied Industrial Technologies, Inc	94
1,220		Arcosa, Inc	51
555		Argan, Inc	26
1,331		Armstrong World Industries, Inc	104
823		Astec Industries, Inc	38
810	*	Astronics Corp	9
1,239	*	Atkore International Group, Inc	34
2,036	*	Axon Enterprise, Inc	200
1,059		AZZ, Inc	36
1,634		Barnes Group, Inc	65
1,896	*	Beacon Roofing Supply, Inc	50
1,933	*,e	Bloom Energy Corp	21
278	*	Blue Bird Corp	4
2,534	*	BMC Stock Holdings, Inc	64
17,686		Boeing Co	3,242
3,625	*	Builders FirstSource, Inc	75
2,889		BWX Technologies, Inc	164
883		Caesarstone Sdot-Yam Ltd	10
520	*	CAI International, Inc	9
1,816		Carlisle Cos, Inc	217
28,036		Carrier Global Corp	623
18,023		Caterpillar, Inc	2,280
1,264	*	Chart Industries, Inc	61
647	*	CIRCOR International, Inc	16
3,463	*	Colfax Corp	97
840		Columbus McKinnon Corp	28
1,470		Comfort Systems USA, Inc	60
1,570	*	Cornerstone Building Brands, Inc	10
1,416		Crane Co	84
554		CSW Industrials, Inc	38
1,041		Cubic Corp	50
4,903		Cummins, Inc	849
1,242		Curtiss-Wright Corp	111
9,359		Deere & Co	1,471
4,162		Donaldson Co, Inc	194
932		Douglas Dynamics, Inc	33
4,782		Dover Corp	462
485	*	Ducommun, Inc	17
567	*	DXP Enterprises, Inc	11
1,047	*	Dycom Industries, Inc	43
174		Eastern Co	3
13,339		Eaton Corp	1,167
1,960		EMCOR Group, Inc	130
19,867		Emerson Electric Co	1,232
840		Encore Wire Corp	41
1,368	*	Energy Recovery, Inc	10
2,301		Enerpac Tool Group Corp	40
1,484		EnerSys	96
830		EnPro Industries, Inc	41
995		ESCO Technologies, Inc	84
137	*	EVI Industries, Inc	3
2,773	*	Evoqua Water Technologies Corp	52
19,117		Fastenal Co	819

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

2,292		Federal Signal Corp	$68
4,459		Flowserve Corp	127
4,949		Fluor Corp	60
9,852		Fortive Corp	667
4,638		Fortune Brands Home & Security, Inc	297
499	*	Foundation Building Materials, Inc	8
1,724		Franklin Electric Co, Inc	91
6,818	*	FuelCell Energy, Inc	15
1,403	*	Gates Industrial Corp plc	14
1,053		GATX Corp	64
277	*	Gencor Industries, Inc	3
1,969	*	Generac Holdings, Inc	240
8,417		General Dynamics Corp	1,258
287,980		General Electric Co	1,967
1,244	*	Gibraltar Industries, Inc	60
922	*	GMS, Inc	23
678		Gorman-Rupp Co	21
5,055		Graco, Inc	243
1,261		GrafTech International Ltd	10
470		Graham Corp	6
1,755		Granite Construction, Inc	34
2,253	*	Great Lakes Dredge & Dock Corp	21
1,065		Greenbrier Cos, Inc	24
1,120		Griffon Corp	21
1,293		H&E Equipment Services, Inc	24
3,062	*	Harsco Corp	41
5,318	*	HD Supply Holdings, Inc	184
1,386		HEICO Corp	138
2,602		HEICO Corp (Class A)	211
922		Helios Technologies, Inc	34
981	*	Herc Holdings, Inc	30
2,827		Hexcel Corp	128
2,685		Hillenbrand, Inc	73
23,258		Honeywell International, Inc	3,363
12,884		Howmet Aerospace, Inc	204
1,612		Hubbell, Inc	202
1,297		Huntington Ingalls	226
316		Hurco Cos, Inc	9
404		Hyster-Yale Materials Handling, Inc	16
2,482		IDEX Corp	392
298	*	IES Holdings, Inc	7
10,468		Illinois Tool Works, Inc	1,830
11,188	*	Ingersoll Rand, Inc	315
716		Insteel Industries, Inc	14
2,978		ITT, Inc	175
4,186		Jacobs Engineering Group, Inc	355
2,384	*	JELD-WEN Holding, Inc	38
1,200		John Bean Technologies Corp	103
24,791		Johnson Controls International plc	846
433		Kadant, Inc	43
1,040		Kaman Corp	43
3,108		Kennametal, Inc	89
2,746	*	Kratos Defense & Security Solutions, Inc	43
7,146		L3Harris Technologies, Inc	1,212
246	*	Lawson Products, Inc	8
306	*	LB Foster Co (Class A)	4
1,170		Lennox International, Inc	273
1,943		Lincoln Electric Holdings, Inc	164
408		Lindsay Corp	38
8,211		Lockheed Martin Corp	2,996
800		Luxfer Holdings plc	11
674	*	Lydall, Inc	9
1,198	*	Manitowoc Co, Inc	13
8,787		Masco Corp	441
798	*	Masonite International Corp	62

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

2,069	*	Mastec, Inc	$93
2,076	e	Maxar Technologies, Inc	37
1,815	*	Mercury Systems, Inc	143
1,998	*	Meritor, Inc	40
1,823	*	Middleby Corp	144
446		Miller Industries, Inc	13
863		Moog, Inc (Class A)	46
621	*	MRC Global, Inc	4
1,382		MSC Industrial Direct Co (Class A)	101
1,100		Mueller Industries, Inc	29
4,045		Mueller Water Products, Inc (Class A)	38
639	*	MYR Group, Inc	20
206		National Presto Industries, Inc	18
1,911	*	Navistar International Corp	54
1,020		NN, Inc	5
1,902		Nordson Corp	361
5,182		Northrop Grumman Corp	1,593
371	*	Northwest Pipe Co	9
4,328	*	NOW, Inc	37
291	*	NV5 Global Inc	15
4,923		nVent Electric plc	92
117		Omega Flex, Inc	12
2,055		Oshkosh Corp	147
13,117		Otis Worldwide Corp	746
3,800		Owens Corning, Inc	212
11,127		PACCAR, Inc	833
766		Park Aerospace Corp	9
4,286		Parker-Hannifin Corp	785
502	*	Parsons Corp	18
687		Patrick Industries, Inc	42
5,547		Pentair plc	211
1,847	*	PGT, Inc	29
10,519	*,e	Plug Power, Inc	86
416		Powell Industries, Inc	11
96		Preformed Line Products Co	5
1,452		Primoris Services Corp	26
1,003	*	Proto Labs, Inc	113
1,340		Quanex Building Products Corp	19
4,581		Quanta Services, Inc	180
1,477		Raven Industries, Inc	32
47,259	*	Raytheon Technologies Corp	2,912
899	*	RBC Bearings, Inc	120
1,350		Regal-Beloit Corp	118
4,524	*	Resideo Technologies, Inc	53
432		REV Group, Inc	3
3,642		Rexnord Corp	106
3,878		Rockwell Automation, Inc	826
3,431		Roper Technologies Inc	1,332
1,200		Rush Enterprises, Inc (Class A)	50
257		Rush Enterprises, Inc (Class B)	9
5,166	*	Sensata Technologies Holding plc	192
1,379		Shyft Group, Inc	23
1,581		Simpson Manufacturing Co, Inc	133
1,315	*	SiteOne Landscape Supply, Inc	150
1,793		Snap-On, Inc	248
3,569		Spirit Aerosystems Holdings, Inc (Class A)	85
1,707	*	SPX Corp	70
1,563	*	SPX FLOW, Inc	59
472		Standex International Corp	27
4,957		Stanley Black & Decker, Inc	691
1,004	*	Sterling Construction Co, Inc	11
3,212	*	Sunrun, Inc	63
461		Systemax, Inc	9
1,233	*	Teledyne Technologies, Inc	383
647		Tennant Co	42

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,919		Terex Corp	$36
967	*	Textainer Group Holdings Ltd	8
7,801		Textron, Inc	257
1,276	*	Thermon Group Holdings	19
2,010		Timken Co	91
784	*	Titan Machinery, Inc	9
3,332		Toro Co	221
927	*	TPI Composites, Inc	22
7,922		Trane Technologies plc	705
1,712		TransDigm Group, Inc	757
1,946	*	Trex Co, Inc	253
1,789	*	Trimas Corp	43
3,125	e	Trinity Industries, Inc	67
1,667		Triton International Ltd	50
1,896		Triumph Group, Inc	17
1,399	*	Tutor Perini Corp	17
2,411	*	United Rentals, Inc	359
5,141	*	Univar Solutions Inc	87
582		Valmont Industries, Inc	66
455	*	Vectrus, Inc	22
419	*	Veritiv Corp	7
6,345	*	Vertiv Holdings Co	86
649	*	Vicor Corp	47
1,948	*	Virgin Galactic Holdings, Inc	32
1,479	*,e	Vivint Solar, Inc	15
1,422		W.W. Grainger, Inc	447
2,295		Wabash National Corp	24
6,000		Wabtec Corp	345
1,090		Watsco, Inc	194
880		Watts Water Technologies, Inc (Class A)	71
5,066	*	Welbilt, Inc	31
1,581	*	WESCO International, Inc	56
67	*	Willis Lease Finance Corp	2
1,151	*	Willscot Corp	14
1,753		Woodward Inc	136
5,817		Xylem, Inc	378

		TOTAL CAPITAL GOODS	58,971

COMMERCIAL & PROFESSIONAL SERVICES - 1.1%
2,170		ABM Industries, Inc	79
2,247	*	Acacia Research (Acacia Technologies)	9
4,335		ACCO Brands Corp	31
3,263		ADT, Inc	26
2,114	*	Advanced Disposal Services, Inc	64
4,397	*,g	API Group Corp	53
1,481	*	ASGN Inc	99
274		Barrett Business Services, Inc	15
198		BG Staffing, Inc	2
1,283		Brady Corp (Class A)	60
511	*	BrightView Holdings, Inc	6
1,790		Brink’s Co	81
1,375	*	Casella Waste Systems, Inc (Class A)	72
2,160	*	CBIZ, Inc	52
948	*	Ceco Environmental Corp	6
600	*	Cimpress plc	46
2,861		Cintas Corp	762
1,776	*	Clean Harbors, Inc	106
6,501	*	Copart, Inc	541
1,287	*	CoStar Group, Inc	915
4,607		Covanta Holding Corp	44
364		CRA International, Inc	14
1,839		Deluxe Corp	43
568	*	Emerald Holding, Inc	2
1,051		Ennis, Inc	19
4,026		Equifax, Inc	692

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,599		Exponent, Inc	$129
381	*	Forrester Research, Inc	12
419	*	Franklin Covey Co	9
1,309	*	FTI Consulting, Inc	150
494	*	GP Strategies Corp	4
2,765		Healthcare Services Group	68
711		Heidrick & Struggles International, Inc	15
555	*	Heritage-Crystal Clean, Inc	10
2,222		Herman Miller, Inc	52
1,783		HNI Corp	54
896	*	Huron Consulting Group, Inc	40
4,394	*	IAA, Inc	169
707		ICF International, Inc	46
13,148		IHS Markit Ltd	993
1,374		Insperity, Inc	89
2,401		Interface, Inc	20
4,402		KAR Auction Services, Inc	61
1,192		Kelly Services, Inc (Class A)	19
1,045		Kforce, Inc	31
1,392		Kimball International, Inc (Class B)	16
1,970		Knoll, Inc	24
1,994		Korn/Ferry International	61
1,848		Manpower, Inc	127
1,217		Matthews International Corp (Class A)	23
919		McGrath RentCorp	50
757	*	Mistras Group, Inc	3
1,705		Mobile Mini, Inc	50
1,132		MSA Safety, Inc	130
11,872		Nielsen NV	176
563		NL Industries, Inc	2
7,274		Pitney Bowes, Inc	19
2,435	*	Precigen, Inc	12
1,198		Quad Graphics, Inc	4
6,811		Republic Services, Inc	559
1,107		Resources Connection, Inc	13
3,920		Robert Half International, Inc	207
4,660		Rollins, Inc	197
672	*	SP Plus Corp	14
3,128		Steelcase, Inc (Class A)	38
2,925	*	Stericycle, Inc	164
1,231	*	Team, Inc	7
1,741		Tetra Tech, Inc	138
6,346		TransUnion	552
1,402	*	TriNet Group, Inc	85
1,626	*	TrueBlue, Inc	25
529		Unifirst Corp	95
844	*	US Ecology, Inc	29
5,285		Verisk Analytics, Inc	899
795		Viad Corp	15
2,233	*	Vivint Smart Home, Inc	39
340		VSE Corp	11
14,024		Waste Management, Inc	1,485
279	*	Willdan Group, Inc	7

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	11,086

CONSUMER DURABLES & APPAREL - 1.3%
821		Acushnet Holdings Corp	29
1,140	*	Beazer Homes USA, Inc	12
2,639		Brunswick Corp	169
3,598		Callaway Golf Co	63
4,058	*	Capri Holdings Ltd	63
1,418		Carter’s, Inc	114
237	*	Cavco Industries, Inc	46
707	*	Century Communities, Inc	22
728		Clarus Corp	8

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,106		Columbia Sportswear Co	$89
1,951	*	CROCS, Inc	72
898	*	Deckers Outdoor Corp	176
11,150		DR Horton, Inc	618
458		Escalade, Inc	6
958		Ethan Allen Interiors, Inc	11
1,713	*	Fossil Group, Inc	8
4,826		Garmin Ltd	471
1,295	*	G-III Apparel Group Ltd	17
4,066	*,e	GoPro, Inc	19
992	*	Green Brick Partners, Inc	12
364		Hamilton Beach Brands Holding Co	4
12,390		Hanesbrands, Inc	140
4,137		Hasbro, Inc	310
789	*	Helen of Troy Ltd	149
438		Hooker Furniture Corp	9
845	*	Installed Building Products, Inc	58
1,024	*,e	iRobot Corp	86
232		Johnson Outdoors, Inc	21
3,023		KB Home	93
1,623	e	Kontoor Brands, Inc	29
1,887		La-Z-Boy, Inc	51
4,477		Leggett & Platt, Inc	157
37		Lennar Corp (B Shares)	2
9,213		Lennar Corp (Class A)	568
624	*	LGI Homes, Inc	55
362		Lifetime Brands, Inc	2
336	*,e	Lovesac Co	9
3,774	*	Lululemon Athletica, Inc	1,178
862	*	M/I Homes, Inc	30
776	*	Malibu Boats, Inc	40
441		Marine Products Corp	6
673	*	MasterCraft Boat Holdings, Inc	13
10,286	*	Mattel, Inc	99
1,794		MDC Holdings, Inc	64
1,156	*	Meritage Homes Corp	88
1,947	*	Mohawk Industries, Inc	198
638		Movado Group, Inc	7
182		Nacco Industries, Inc (Class A)	4
13,184		Newell Brands Inc	209
39,879		Nike, Inc (Class B)	3,910
107	*	NVR, Inc	349
621		Oxford Industries, Inc	27
3,208	*	Peloton Interactive, Inc	185
1,868		Polaris Inc	173
8,920		Pulte Homes, Inc	304
550	*	Purple Innovation, Inc	10
2,358		PVH Corp	113
1,635		Ralph Lauren Corp	119
4,672	*	Skechers U.S.A., Inc (Class A)	147
1,768	*	Skyline Champion Corp	43
2,238	*	Smith & Wesson Brands, Inc	48
2,321	*	Sonos, Inc	34
2,901		Steven Madden Ltd	72
652		Sturm Ruger & Co, Inc	50
295		Superior Uniform Group, Inc	4
9,292		Tapestry, Inc	123
3,418	*	Taylor Morrison Home Corp	66
1,466	*	Tempur Sealy International, Inc	106
4,036		Toll Brothers, Inc	132
1,123	*	TopBuild Corp	128
3,938	*	TRI Pointe Homes, Inc	58
1,753		Tupperware Brands Corp	8
5,744	*	Under Armour, Inc (Class A)	56
7,306	*	Under Armour, Inc (Class C)	65

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

700	*	Unifi, Inc	$9
585	*	Universal Electronics, Inc	27
1,001	*	Vera Bradley, Inc	4
10,523		VF Corp	641
2,174	*	Vista Outdoor, Inc	31
2,108		Whirlpool Corp	273
2,662		Wolverine World Wide, Inc	63
2,402	*	YETI Holdings, Inc	103

		TOTAL CONSUMER DURABLES & APPAREL	13,185

CONSUMER SERVICES - 1.8%
1,229	*	Accel Entertainment, Inc	12
1,758	*	Adtalem Global Education, Inc	55
675	*	American Public Education, Inc	20
7,698		ARAMARK Holdings Corp	174
2,383		BBX Capital Corp	6
39	*	Biglari Holdings, Inc (B Shares)	3
817		BJ’s Restaurants, Inc	17
3,148		Bloomin’ Brands, Inc	34
3,239		Boyd Gaming Corp	68
1,976	*	Bright Horizons Family Solutions	232
1,545		Brinker International, Inc	37
19,402	*	Caesars Entertainment Corp	235
15,170	e	Carnival Corp	249
591		Carriage Services, Inc	11
1,345	*	Carrols Restaurant Group, Inc	7
761	*	Century Casinos, Inc	3
1,085	e	Cheesecake Factory	25
3,925	*	Chegg, Inc	264
911	*	Chipotle Mexican Grill, Inc (Class A)	959
891		Choice Hotels International, Inc	70
1,305		Churchill Downs, Inc	174
751	*	Chuy’s Holdings, Inc	11
711		Cracker Barrel Old Country Store, Inc	79
4,141		Darden Restaurants, Inc	314
921	e	Dave & Buster’s Entertainment, Inc	12
1,227	*	Del Taco Restaurants, Inc	7
2,646	*	Denny’s Corp	27
664	e	Dine Brands Global Inc.	28
1,296		Domino’s Pizza, Inc	479
2,930		Dunkin Brands Group, Inc	191
809	*	El Pollo Loco Holdings, Inc	12
2,740	*	Eldorado Resorts, Inc	110
6,386		Extended Stay America, Inc	71
1,005	*	Fiesta Restaurant Group, Inc	6
606		Franchise Group, Inc	13
2,998	*	frontdoor, Inc	133
412	*	Golden Entertainment, Inc	4
115		Graham Holdings Co	39
1,569	*	Grand Canyon Education, Inc	142
5,913		H&R Block, Inc	84
2,683	*	Hilton Grand Vacations, Inc	52
9,111		Hilton Worldwide Holdings, Inc	669
4,089	*	Houghton Mifflin Harcourt Co	7
1,223		Hyatt Hotels Corp	62
2,978	e	International Game Technology plc	27
713		Jack in the Box, Inc	53
1,321	*	K12, Inc	36
11,039		Las Vegas Sands Corp	503
3,222	*	Laureate Education, Inc	32
608	*	Lindblad Expeditions Holdings, Inc	5
8,957		Marriott International, Inc (Class A)	768
1,356		Marriott Vacations Worldwide Corp	111
24,654		McDonald’s Corp	4,548
15,735		MGM Resorts International	264

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

388	*	Monarch Casino & Resort, Inc	$13
133		Nathan’s Famous, Inc	8
400	*	Noodles & Co	2
8,365	*	Norwegian Cruise Line Holdings Ltd	137
1,416	e	OneSpaWorld Holdings Ltd	7
1,035		Papa John’s International, Inc	82
4,241	*,e	Penn National Gaming, Inc	130
2,656	*	Perdoceo Education Corp	42
2,811	*	Planet Fitness, Inc	170
322	*	PlayAGS, Inc	1
330		RCI Hospitality Holdings, Inc	5
500	*	Red Robin Gourmet Burgers, Inc	5
1,923		Red Rock Resorts, Inc	21
1,367	*	Regis Corp	11
5,811		Royal Caribbean Cruises Ltd	292
1,174		Ruth’s Hospitality Group Inc	10
1,968	*	Scientific Games Corp (Class A)	30
1,710	*	SeaWorld Entertainment, Inc	25
5,752		Service Corp International	224
4,718	*	ServiceMaster Global Holdings, Inc	168
1,083	*	Shake Shack, Inc	57
2,790		Six Flags Entertainment Corp	54
38,704		Starbucks Corp	2,848
791		Strategic Education, Inc	122
2,226		Texas Roadhouse, Inc (Class A)	117
643		Twin River Worldwide Holdings Inc	14
1,294		Vail Resorts, Inc	236
6,150		Wendy’s	134
1,010		Wingstop, Inc	140
1,421	*	WW International Inc	36
3,088		Wyndham Destinations, Inc	87
3,184		Wyndham Hotels & Resorts, Inc	136
3,269		Wynn Resorts Ltd	244
12,067		Yum China Holdings, Inc	580
10,026		Yum! Brands, Inc	871

		TOTAL CONSUMER SERVICES	18,613

DIVERSIFIED FINANCIALS - 3.2%
1,578		Affiliated Managers Group, Inc	118
18,267		AGNC Investment Corp	236
12,709		Ally Financial, Inc	252
21,696		American Express Co	2,066
4,140		Ameriprise Financial, Inc	621
48,214		Annaly Capital Management, Inc	316
3,633		Anworth Mortgage Asset Corp	6
4,603		Apollo Commercial Real Estate Finance, Inc	45
5,552		Apollo Global Management, Inc	277
3,143		Arbor Realty Trust, Inc	29
1,014		Ares Commercial Real Estate Corp	9
3,113		Ares Management Corp	124
727		Arlington Asset Investment Corp (Class A)	2
2,063		ARMOUR Residential REIT, Inc	19
1,731		Artisan Partners Asset Management, Inc	56
427	*	Assetmark Financial Holdings, Inc	12
269	e	Associated Capital Group, Inc	10
382		B. Riley Financial, Inc	8
1,284		Banco Latinoamericano de Exportaciones S.A. (Class E)	15
8,951		BGC Partners, Inc (Class A)	25
4,902		BlackRock, Inc	2,667
4,265		Blackstone Mortgage Trust, Inc	103
1,604	*	Blucora, Inc	18
2,164		Brightsphere Investment Group, Inc	27
3,848		Broadmark Realty Capital, Inc	36
953	*,†	Calamos Asset Management, Inc	0
2,523	*	Cannae Holdings, Inc	104

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

15,027		Capital One Financial Corp	$941
3,681		Capstead Mortgage Corp	20
3,656		Carlyle Group, Inc	102
3,672		CBOE Global Markets, Inc	343
38,301		Charles Schwab Corp	1,292
420		Cherry Hill Mortgage Investment Corp	4
5,258		Chimera Investment Corp	51
11,776		CME Group, Inc	1,914
853		Cohen & Steers, Inc	58
3,033		Colony Credit Real Estate, Inc	21
1,050		Cowen Group, Inc	17
342	*,e	Credit Acceptance Corp	143
334		Curo Group Holdings Corp	3
118		Diamond Hill Investment Group, Inc	13
10,146		Discover Financial Services	508
1,075	*	Donnelley Financial Solutions, Inc	9
620	e	Dynex Capital, Inc	9
7,003		E*TRADE Financial Corp	348
3,285		Eaton Vance Corp	127
630		Ellington Financial Inc	7
978	*	Encore Capital Group, Inc	33
1,226	*	Enova International, Inc	18
1,378		Evercore Inc	81
1,988	*	Ezcorp, Inc (Class A)	13
1,184		Factset Research Systems, Inc	389
3,321		Federated Investors, Inc (Class B)	79
1,501		FirstCash, Inc	101
972	*	Focus Financial Partners, Inc	32
9,083		Franklin Resources, Inc	191
1,532		Gain Capital Holdings, Inc	9
181		GAMCO Investors, Inc (Class A)	2
10,876		Goldman Sachs Group, Inc	2,149
1,667		Granite Point Mortgage Trust, Inc	12
430		Great Ajax Corp	4
1,775	*	Green Dot Corp	87
1,124		Greenhill & Co, Inc	11
1,284	*,e	GWG Holdings Inc	10
544		Hamilton Lane, Inc	37
1,371		Houlihan Lokey, Inc	76
2,624		Interactive Brokers Group, Inc (Class A)	110
17,914		Intercontinental Exchange Group, Inc	1,641
11,642		Invesco Ltd	125
4,925	e	Invesco Mortgage Capital, Inc	18
7,698		Jefferies Financial Group, Inc	120
17,322		KKR & Co, Inc	535
419	e	KKR Real Estate Finance Trust, Inc	7
2,645		Ladder Capital Corp	21
3,489		Lazard Ltd (Class A)	100
2,835		Legg Mason, Inc	141
2,490	*	LendingClub Corp	11
2,735		LPL Financial Holdings, Inc	214
1,229		MarketAxess Holdings, Inc	616
418		Marlin Business Services Corp	4
14,764		MFA Financial Inc	37
1,429		Moelis & Co	45
5,403		Moody’s Corp	1,484
36,555		Morgan Stanley	1,766
671		Morningstar, Inc	95
2,727		MSCI, Inc (Class A)	910
3,777		Nasdaq Inc	451
6,998		Navient Corp	49
763		Nelnet, Inc (Class A)	36
12,681		New Residential Investment Corp	94
11,605		New York Mortgage Trust, Inc	30
959	*,†	NewStar Financial, Inc	0	^

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

6,436		Northern Trust Corp	$511
2,054		OneMain Holdings, Inc	50
448		Oppenheimer Holdings, Inc	10
1,276	e	Orchid Island Capital, Inc	6
2,603		PennyMac Mortgage Investment Trust	46
896	*	Pico Holdings, Inc	8
553		Piper Jaffray Cos	33
727		PJT Partners, Inc	37
1,801	*	PRA Group, Inc	70
527		Pzena Investment Management, Inc (Class A)	3
4,182		Raymond James Financial, Inc	288
636		Ready Capital Corp	6
3,329		Redwood Trust, Inc	23
383	*	Regional Management Corp	7
8,001		S&P Global, Inc	2,636
808		Safeguard Scientifics, Inc	6
3,020		Santander Consumer USA Holdings, Inc	56
551		Sculptor Capital Management, Inc	7
3,875		SEI Investments Co	213
298		Silvercrest Asset Management Group, Inc	4
13,945		SLM Corp	98
9,293		Starwood Property Trust, Inc	139
11,682		State Street Corp	742
2,303		Stifel Financial Corp	109
601	*	StoneX Group, Inc	33
19,331		Synchrony Financial	428
7,518		T Rowe Price Group, Inc	929
8,636		TD Ameritrade Holding Corp	314
1,884		TPG RE Finance Trust, Inc	16
2,647		Tradeweb Markets, Inc	154
9,511		Two Harbors Investment Corp	48
2,010		Virtu Financial, Inc	47
255		Virtus Investment Partners, Inc	30
4,331		Voya Financial, Inc	202
1,732		Waddell & Reed Financial, Inc (Class A)	27
1,589	e	Western Asset Mortgage Capital Corp	4
322		Westwood Holdings Group, Inc	5
4,611		WisdomTree Investments, Inc	16
229	*,e	World Acceptance Corp	15

		TOTAL DIVERSIFIED FINANCIALS	32,501

ENERGY - 2.6%
7,981		Antero Midstream Corp	41
7,333	*	Antero Resources Corp	19
12,865		Apache Corp	174
550	*	Arch Resources, Inc	16
4,687		Archrock, Inc	30
985		Ardmore Shipping Corp	4
22,063		Baker Hughes Co	340
1,669		Berry Petroleum Co LLC	8
784	*	Bonanza Creek Energy, Inc	12
297	*	Bristow Group, Inc	4
12,636		Cabot Oil & Gas Corp	217
1,403		Cactus, Inc	29
5,977	*	ChampionX Corp	58
7,749	*	Cheniere Energy, Inc	374
61,908		Chevron Corp	5,524
3,405		Cimarex Energy Co	94
5,167	*	Clean Energy Fuels Corp	11
6,042	*	CNX Resources Corp	52
6,658		Concho Resources, Inc	343
35,583		ConocoPhillips	1,495
1,096	*	CONSOL Energy, Inc	6
2,158	e	Continental Resources, Inc	38
612		CVR Energy, Inc	12

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,883		Delek US Holdings, Inc	$33
13,061		Devon Energy Corp	148
2,870		DHT Holdings, Inc	15
640	*	Diamond S Shipping Inc	5
5,467		Diamondback Energy, Inc	229
535		DMC Global, Inc	15
1,163	*	Dorian LPG Ltd	9
1,470	*	Dril-Quip, Inc	44
384	*,e	Earthstone Energy, Inc	1
8,395		EnCana Corp	80
2,812	*,e	Energy Fuels, Inc	4
19,314		EOG Resources, Inc	978
8,585		EQT Corp	102
13,297	e	Equitrans Midstream Corp	110
668		Evolution Petroleum Corp	2
1,256	*	Exterran Corp	7
140,123		Exxon Mobil Corp	6,266
1,937	*	Frank’s International NV	4
3,756		Frontline Ltd	26
3,789	*	Golar LNG Ltd	27
1,490	*	Green Plains Inc	15
1,746	*	Gulfport Energy Corp	2
29,102		Halliburton Co	378
5,378	*	Helix Energy Solutions Group, Inc	19
3,077		Helmerich & Payne, Inc	60
9,277		Hess Corp	481
5,312		HollyFrontier Corp	155
1,110		International Seaways, Inc	18
64,962		Kinder Morgan, Inc	985
12,787		Kosmos Energy Ltd	21
394	e	Liberty Oilfield Services, Inc	2
3,546	*	Magnolia Oil & Gas Corp	21
26,715		Marathon Oil Corp	163
21,458		Marathon Petroleum Corp	802
3,403	*,e	Matador Resources Co	29
1,193	*	Matrix Service Co	12
219	*	Montage Resources Corp	1
4,992	e	Murphy Oil Corp	69
238	*,e	Nabors Industries Ltd	9
12,994		National Oilwell Varco, Inc	159
3,366	*	Newpark Resources, Inc	8
4,056	*	NexTier Oilfield Solutions, Inc	10
16,181		Noble Energy, Inc	145
3,925	e	Nordic American Tankers Ltd	16
26,926		Occidental Petroleum Corp	493
3,828	*	Oceaneering International, Inc	24
2,073	*	Oil States International, Inc	10
14,363		ONEOK, Inc	477
836	*	Overseas Shipholding Group, Inc	2
1,291	*	Par Pacific Holdings, Inc	12
9,552		Parsley Energy, Inc	102
3,514		Patterson-UTI Energy, Inc	12
3,006		PBF Energy, Inc	31
2,621	*	PDC Energy, Inc	33
2,971		Peabody Energy Corp	9
544	*	Penn Virginia Corp	5
14,487		Phillips 66	1,042
5,457		Pioneer Natural Resources Co	533
76	*	PrimeEnergy Corp	5
2,609	*	ProPetro Holding Corp	13
7,038		Range Resources Corp	40
1,467	*	Renewable Energy Group, Inc	36
234	*	Rex American Resources Corp	16
2,256	*,e	RPC, Inc	7
46,099		Schlumberger Ltd	848

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,622		Scorpio Tankers, Inc	$21
617	*	SEACOR Holdings, Inc	17
351	*	Select Energy Services, Inc	2
2,365		SFL Corp Ltd	22
3,447		SM Energy Co	13
369		Solaris Oilfield Infrastructure, Inc	3
18,255	*	Southwestern Energy Co	47
749	*	Talos Energy, Inc	7
7,616		Targa Resources Investments, Inc	153
2,116	*,e	Tellurian, Inc	2
878	*	Tidewater, Inc	5
18,540	*,e	Transocean Ltd	34
5,127	*	Uranium Energy Corp	4
3,143	e	US Silica Holdings, Inc	11
13,534		Valero Energy Corp	796
3,587	*,e	W&T Offshore, Inc	8
40,410		Williams Cos, Inc	769
1,789		World Fuel Services Corp	46
13,621	*	WPX Energy, Inc	87

		TOTAL ENERGY	26,383

FOOD & STAPLES RETAILING - 1.3%
1,108		Andersons, Inc	15
1,203		Casey’s General Stores, Inc	180
776	*	Chefs’ Warehouse Holdings, Inc	11
14,619		Costco Wholesale Corp	4,433
2,230	*	Grocery Outlet Holding Corp	91
555		Ingles Markets, Inc (Class A)	24
25,735		Kroger Co	871
345		Natural Grocers by Vitamin C	5
4,210	*	Performance Food Group Co	123
820		Pricesmart, Inc	49
1,730	*,e	Rite Aid Corp	30
957		SpartanNash Co	20
3,683	*	Sprouts Farmers Market, Inc	94
16,062		SYSCO Corp	878
2,032	*	United Natural Foods, Inc	37
7,566	*	US Foods Holding Corp	149
292		Village Super Market (Class A)	8
24,256		Walgreens Boots Alliance, Inc	1,028
46,152		Walmart, Inc	5,528
313		Weis Markets, Inc	16

		TOTAL FOOD & STAPLES RETAILING	13,590

FOOD, BEVERAGE & TOBACCO - 3.2%
135		Alico, Inc	4
61,645		Altria Group, Inc	2,420
18,121		Archer-Daniels-Midland Co	723
2,508	e	B&G Foods, Inc (Class A)	61
1,699	*	Beyond Meat, Inc	228
266	*	Boston Beer Co, Inc (Class A)	143
347	*	Bridgford Foods Corp	6
1,291		Brown-Forman Corp (Class A)	74
5,799		Brown-Forman Corp (Class B)	369
4,825		Bunge Ltd	198
583		Calavo Growers, Inc	37
1,263	*	Cal-Maine Foods, Inc	56
5,433		Campbell Soup Co	270
1,121	*	Celsius Holdings, Inc	13
128,157		Coca-Cola Co	5,726
185		Coca-Cola Consolidated Inc	42
16,363		ConAgra Brands, Inc	576
5,333		Constellation Brands, Inc (Class A)	933
418	*	Craft Brewers Alliance, Inc	6

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

5,449	*	Darling International, Inc	$134
288	*	Farmer Bros Co	2
5,653		Flowers Foods, Inc	126
1,315		Fresh Del Monte Produce, Inc	32
1,239	*	Freshpet, Inc	104
19,862		General Mills, Inc	1,225
2,641	*	Hain Celestial Group, Inc	83
4,725		Hershey Co	613
9,328		Hormel Foods Corp	450
3,112	*	Hostess Brands, Inc	38
2,304		Ingredion, Inc	191
585		J&J Snack Foods Corp	74
3,719		J.M. Smucker Co	394
368		John B. Sanfilippo & Son, Inc	31
8,495		Kellogg Co	561
11,009		Keurig Dr Pepper, Inc	313
21,003		Kraft Heinz Co	670
4,854		Lamb Weston Holdings, Inc	310
621		Lancaster Colony Corp	96
1,056	*	Landec Corp	8
443		Limoneira Co	6
4,063		McCormick & Co, Inc	729
476	e	MGP Ingredients, Inc	18
5,596		Molson Coors Brewing Co (Class B)	192
46,826		Mondelez International, Inc	2,394
12,304	*	Monster Beverage Corp	853
457	*,e	National Beverage Corp	28
46,034		PepsiCo, Inc	6,089
51,564		Philip Morris International, Inc	3,613
2,078	*	Pilgrim’s Pride Corp	35
2,255	*	Post Holdings, Inc	198
4,873		Primo Water Corp	67
690		Sanderson Farms, Inc	80
10		Seaboard Corp	29
365	*	Seneca Foods Corp	12
2,221	*	Simply Good Foods Co	41
344	e	Tootsie Roll Industries, Inc	12
1,943	*	TreeHouse Foods, Inc	85
183		Turning Point Brands, Inc	5
9,487		Tyson Foods, Inc (Class A)	567
627		Universal Corp	27
3,396		Vector Group Ltd	34

		TOTAL FOOD, BEVERAGE & TOBACCO	32,454

HEALTH CARE EQUIPMENT & SERVICES - 6.5%
637	*	1Life Healthcare, Inc	23
57,280		Abbott Laboratories	5,237
1,449	*	Abiomed, Inc	350
3,023	*	Acadia Healthcare Co, Inc	76
3,073	*	Accuray, Inc	6
409	*	Addus HomeCare Corp	38
2,555	*	Align Technology, Inc	701
5,659	*	Allscripts Healthcare Solutions, Inc	38
2,458	*	Alphatec Holdings Inc	12
1,103	*	Amedisys, Inc	219
368	*	American Renal Associates Holdings, Inc	2
4,868		AmerisourceBergen Corp	491
1,491	*	AMN Healthcare Services, Inc	67
1,310	*	Angiodynamics, Inc	13
5,621	*	Antares Pharma, Inc	15
8,360		Anthem, Inc	2,199
912	*,e	Apollo Medical Holdings, Inc	15
1,701	*	Apyx Medical Corp	9
1,229	*	AtriCure, Inc	55
55		Atrion Corp	35

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,812	*	Avanos Medical, Inc	$53
1,009	*,e	AxoGen, Inc	9
978	*,e	Axonics Modulation Technologies, Inc	34
16,613		Baxter International, Inc	1,430
8,947		Becton Dickinson & Co	2,141
1,145	*	BioSig Technologies Inc	8
1,148	*	BioTelemetry, Inc	52
46,334	*	Boston Scientific Corp	1,627
7,134	*	Brookdale Senior Living, Inc	21
1,418		Cantel Medical Corp	63
9,620		Cardinal Health, Inc	502
1,207	*	Cardiovascular Systems, Inc	38
539	*,e	Catasys Inc	13
19,165	*	Centene Corp	1,218
10,131		Cerner Corp	695
4,212	*	Cerus Corp	28
7,587	*	Change Healthcare, Inc	85
511		Chemed Corp	231
11,987		Cigna Corp	2,249
834	*	Co-Diagnostics, Inc	16
481		Computer Programs & Systems, Inc	11
930		Conmed Corp	67
1,613		Cooper Cos, Inc	458
368	*	Corvel Corp	26
3,149	*	Covetrus, Inc	56
1,273	*	Cross Country Healthcare, Inc	8
1,250	*	CryoLife, Inc	24
917	*,e	CryoPort, Inc	28
593	*	Cutera, Inc	7
43,282		CVS Health Corp	2,812
1,039	*,e	CytoSorbents Corp	10
20,798		Danaher Corp	3,678
2,768	*	DaVita, Inc	219
7,288		Dentsply Sirona, Inc	321
3,052	*	DexCom, Inc	1,237
20,469	*	Edwards Lifesciences Corp	1,415
3,283		Encompass Health Corp	203
1,885		Ensign Group, Inc	79
4,763	*	Envista Holdings Corp	100
1,556	*	Enzo Biochem, Inc	4
2,484	*	Evolent Health, Inc	18
1,865	*	GenMark Diagnostics, Inc	27
1,112	*	Glaukos Corp	43
2,512	*	Globus Medical, Inc	120
2,433	*	Guardant Health, Inc	197
1,656	*	Haemonetics Corp	148
1,155	*	Hanger Inc	19
8,841		HCA Healthcare, Inc	858
1,019	*,e	Health Catalyst, Inc	30
2,242	*	HealthEquity, Inc	132
1,071	*	HealthStream, Inc	24
4,798	*	Henry Schein, Inc	280
236	*	Heska Corp	22
2,231		Hill-Rom Holdings, Inc	245
3,262	*	HMS Holdings Corp	106
8,552	*	Hologic, Inc	487
4,382		Humana, Inc	1,699
588	*	ICU Medical, Inc	108
2,798	*	IDEXX Laboratories, Inc	924
672	*	Inogen, Inc	24
2,425	*	Inovalon Holdings, Inc	47
841	*	Inspire Medical Systems, Inc	73
2,057	*	Insulet Corp	400
935	*	Integer Holding Corp	68
2,413	*	Integra LifeSciences Holdings Corp	113

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

222	*	IntriCon Corp	$3
3,808	*	Intuitive Surgical, Inc	2,170
1,260	e	Invacare Corp	8
878	*	iRhythm Technologies, Inc	102
574	*	Joint Corp	9
3,218	*	Laboratory Corp of America Holdings	535
1,734	*	Lantheus Holdings, Inc	25
562		LeMaitre Vascular, Inc	15
1,045	*	LHC Group, Inc	182
1,646	*	LivaNova plc	79
1,781	*	Livongo Health, Inc	134
735	*	Magellan Health Services, Inc	54
1,557	*	Masimo Corp	355
5,353		McKesson Corp	821
2,494	*	MEDNAX, Inc	43
44,436		Medtronic plc	4,075
1,637	*	Meridian Bioscience, Inc	38
1,836	*	Merit Medical Systems, Inc	84
126		Mesa Laboratories, Inc	27
402	*	Misonix Inc	5
2,011	*	Molina Healthcare, Inc	358
212		National Healthcare Corp	13
357		National Research Corp	21
1,257	*	Natus Medical, Inc	27
1,786	*	Neogen Corp	139
1,074	*	Nevro Corp	128
1,960	*	NextGen Healthcare, Inc	22
3,238	*	Novocure Ltd	192
1,734	*	NuVasive, Inc	97
1,384	*	Omnicell, Inc	98
681	*,e	OptimizeRx Corp	9
1,132	*	Option Care Health, Inc	16
2,181	*	OraSure Technologies, Inc	25
679	*	Orthofix Medical Inc	22
225	*	OrthoPediatrics Corp	10
2,343		Owens & Minor, Inc	18
3,229		Patterson Cos, Inc	71
942	*	Pennant Group, Inc	21
1,075	*	Penumbra, Inc	192
619	*,e	PetIQ, Inc	22
775	*	Phreesia, Inc	22
1,948	*	PPD, Inc	52
1,910	*	Premier, Inc	65
799	*	Progyny, Inc	21
669	*	Protara Therapeutics, Inc	20
495	*	Providence Service Corp	39
428	*,e	Pulse Biosciences, Inc	5
4,443		Quest Diagnostics, Inc	506
1,224	*	Quidel Corp	274
1,933	*	Quotient Ltd	14
3,887	*	R1 RCM, Inc	43
1,510	*	RadNet, Inc	24
4,803		Resmed, Inc	922
1,891	*,e	Rockwell Medical, Inc	4
2,673	*	RTI Surgical Holdings Inc	9
640	*	SeaSpine Holdings Corp	7
4,065	*	Select Medical Holdings Corp	60
839	*	Shockwave Medical Inc	40
278	*	SI-BONE, Inc	4
549	*	Sientra, Inc	2
987	*	Silk Road Medical Inc	41
414		Simulations Plus, Inc	25
1,514	*	Staar Surgical Co	93
2,804		STERIS plc	430
11,431		Stryker Corp	2,060

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

643	*	Surgery Partners, Inc	$7
516	*	SurModics, Inc	22
641	*,e	Tabula Rasa HealthCare, Inc	35
357	*,e	Tactile Systems Technology, Inc	15
1,948	*	Tandem Diabetes Care, Inc	193
2,527	*	Teladoc, Inc	482
1,575		Teleflex, Inc	573
3,172	*	Tenet Healthcare Corp	57
1,669	*	Tivity Health, Inc	19
604	*	Transmedics Group, Inc	11
996	*	Triple-S Management Corp (Class B)	19
31,255		UnitedHealth Group, Inc	9,219
2,456		Universal Health Services, Inc (Class B)	228
468		US Physical Therapy, Inc	38
149		Utah Medical Products, Inc	13
627	*	Vapotherm, Inc	26
1,492	*	Varex Imaging Corp	23
2,964	*	Varian Medical Systems, Inc	363
4,450	*	Veeva Systems, Inc	1,043
1,066	*	Viemed Healthcare, Inc	10
2,437	*,e	ViewRay, Inc	5
1,082	*	Vocera Communications, Inc	23
2,428		West Pharmaceutical Services, Inc	552
4,098	*,e	Wright Medical Group NV	122
6,877		Zimmer Biomet Holdings, Inc	821
953	*,e	Zynex Inc	24

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	66,079

HOUSEHOLD & PERSONAL PRODUCTS - 1.7%
1,245	*	BellRing Brands, Inc	25
400	*	Central Garden & Pet Co	14
1,366	*	Central Garden and Pet Co (Class A)	46
8,193		Church & Dwight Co, Inc	633
4,248		Clorox Co	932
27,930		Colgate-Palmolive Co	2,046
10,208		Coty, Inc	46
1,561	*	Edgewell Personal Care Co	49
812	*	elf Beauty, Inc	15
2,086		Energizer Holdings, Inc	99
7,208		Estee Lauder Cos (Class A)	1,360
3,409	*	Herbalife Nutrition Ltd	153
735		Inter Parfums, Inc	35
11,312		Kimberly-Clark Corp	1,599
385	e	Medifast, Inc	53
537	*	Nature’s Sunshine Products, Inc	5
1,771		Nu Skin Enterprises, Inc (Class A)	68
255		Oil-Dri Corp of America	9
80,677		Procter & Gamble Co	9,647
480	*,e	Revlon, Inc (Class A)	5
1,260		Reynolds Consumer Products Inc	44
1,309		Spectrum Brands Holdings, Inc	60
426	*	USANA Health Sciences, Inc	31
463		WD-40 Co	92

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	17,066

INSURANCE - 3.2%
23,999		Aflac, Inc	865
479		Alleghany Corp	234
10,401		Allstate Corp	1,009
1,747	*	AMBAC Financial Group, Inc	25
2,546		American Equity Investment Life Holding Co	63
2,360		American Financial Group, Inc	150
28,598		American International Group, Inc	892
41		American National Insurance Co	3

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

751		Amerisafe, Inc	$46
7,615		Aon plc	1,467
12,545	*	Arch Capital Group Ltd	359
1,294	*	Argo Group International Holdings Ltd	45
6,208		Arthur J. Gallagher & Co	605
2,021		Assurant, Inc	209
2,841		Assured Guaranty Ltd	69
3,863	*	Athene Holding Ltd	120
2,754		Axis Capital Holdings Ltd	112
443	*,e	Benefytt Technologies, Inc	9
64,569	*	Berkshire Hathaway, Inc (Class B)	11,526
3,589	*	Brighthouse Financial, Inc	100
7,851		Brown & Brown, Inc	320
14,899		Chubb Ltd	1,887
4,980		Cincinnati Financial Corp	319
2,162	*,e	Citizens, Inc (Class A)	13
758		CNA Financial Corp	24
4,895		Conseco, Inc	76
406		Donegal Group, Inc (Class A)	6
746	*	eHealth, Inc	73
1,239		Employers Holdings, Inc	37
294	*	Enstar Group Ltd	45
845		Erie Indemnity Co (Class A)	162
1,321		Everest Re Group Ltd	272
371		FBL Financial Group, Inc (Class A)	13
485		FedNat Holding Co	5
9,116		Fidelity National Financial Inc	280
3,673		First American Financial Corp	176
13,000	*	Genworth Financial, Inc (Class A)	30
328		Global Indemnity Ltd	8
3,529		Globe Life, Inc	262
345	*	Goosehead Insurance, Inc	26
621	*	Greenlight Capital Re Ltd (Class A)	4
1,148		Hanover Insurance Group, Inc	116
11,913		Hartford Financial Services Group, Inc	459
290		HCI Group, Inc	13
1,074		Heritage Insurance Holdings, Inc	14
1,591		Horace Mann Educators Corp	58
345		Independence Holding Co	11
62		Investors Title Co	8
646		James River Group Holdings Ltd	29
2,010		Kemper Corp	146
651		Kinsale Capital Group, Inc	101
6,388		Lincoln National Corp	235
8,012		Loews Corp	275
454	*	Markel Corp	419
16,863		Marsh & McLennan Cos, Inc	1,811
2,696	*	MBIA, Inc	20
1,072		Mercury General Corp	44
25,443		Metlife, Inc	929
1,991		National General Holdings Corp	43
92		National Western Life Group, Inc	19
394	*	NI Holdings, Inc	6
9,089		Old Republic International Corp	148
613	*	Palomar Holdings, Inc	53
1,239		Primerica, Inc	144
9,249		Principal Financial Group	384
1,956		ProAssurance Corp	28
19,481		Progressive Corp	1,561
422		Protective Insurance Corp	6
13,101		Prudential Financial, Inc	798
2,140		Reinsurance Group of America, Inc (Class A)	168
1,651		RenaissanceRe Holdings Ltd	282
1,226		RLI Corp	101
591		Safety Insurance Group, Inc	45

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

2,223		Selective Insurance Group, Inc	$117
630		State Auto Financial Corp	11
815		Stewart Information Services Corp	26
2,745	*	Third Point Reinsurance Ltd	21
1,255		Tiptree Inc	8
8,393		Travelers Cos, Inc	957
855	*,e	Trupanion, Inc	37
844		United Fire Group Inc	23
739		United Insurance Holdings Corp	6
1,340		Universal Insurance Holdings, Inc	24
6,435		Unum Group	107
4,811		W.R. Berkley Corp	276
615	*	Watford Holdings Ltd	10
105		White Mountains Insurance Group Ltd	93
4,213		Willis Towers Watson plc	830

		TOTAL INSURANCE	32,966

MATERIALS - 2.7%
788	e	Advanced Emissions Solutions, Inc	4
1,237	*	AdvanSix, Inc	14
7,323		Air Products & Chemicals, Inc	1,768
3,442		Albemarle Corp	266
6,581	*	Alcoa Corp	74
4,202	*	Allegheny Technologies, Inc	43
52,388		Amcor plc	535
1,143		American Vanguard Corp	16
1,996		Aptargroup, Inc	223
3,221	*	Arconic Corp	45
716		Ardagh Group S.A.	9
1,879		Ashland Global Holdings, Inc	130
2,687		Avery Dennison Corp	307
7,111	*	Axalta Coating Systems Ltd	160
1,092		Balchem Corp	104
10,672		Ball Corp	742
4,469	*	Berry Global Group, Inc	198
1,581		Boise Cascade Co	59
1,693		Cabot Corp	63
1,812		Carpenter Technology Corp	44
3,989		Celanese Corp (Series A)	344
1,952	*	Century Aluminum Co	14
7,099		CF Industries Holdings, Inc	200
284		Chase Corp	29
5,165		Chemours Co	79
623	*	Clearwater Paper Corp	22
12,268	e	Cleveland-Cliffs, Inc	68
6,825	*	Coeur Mining, Inc	35
4,501		Commercial Metals Co	92
1,021		Compass Minerals International, Inc	50
24,593		Corteva, Inc	659
4,304	*	Crown Holdings, Inc	280
1,526		Domtar Corp	32
24,571		Dow, Inc	1,001
24,337		DuPont de Nemours, Inc	1,293
1,248		Eagle Materials, Inc	88
4,533		Eastman Chemical Co	316
8,197		Ecolab, Inc	1,631
7,504	*	Element Solutions, Inc	81
2,253	*	Ferro Corp	27
2,943	*,†	Ferroglobe plc	0
4,399		FMC Corp	438
657	*	Forterra, Inc	7
48,382		Freeport-McMoRan, Inc (Class B)	560
954		FutureFuel Corp	11
1,276	*	GCP Applied Technologies, Inc	24
2,189		Gold Resource Corp	9

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

10,212		Graphic Packaging Holding Co	$143
985		Greif, Inc (Class A)	34
203		Greif, Inc (Class B)	8
1,961		H.B. Fuller Co	87
377		Hawkins, Inc	16
501		Haynes International, Inc	12
17,634		Hecla Mining Co	58
6,401		Huntsman Corp	115
1,405	*	Ingevity Corp	74
974		Innospec, Inc	75
3,533		International Flavors & Fragrances, Inc	433
13,425		International Paper Co	473
3,628	*	Intrepid Potash, Inc	4
656		Kaiser Aluminum Corp	48
850	*	Koppers Holdings, Inc	16
929	*	Kraton Corp	16
893		Kronos Worldwide, Inc	9
17,395		Linde plc	3,690
6,295	*	Livent Corp	39
3,733		Louisiana-Pacific Corp	96
8,491		LyondellBasell Industries NV	558
2,142		Martin Marietta Materials, Inc	442
774		Materion Corp	48
1,370		Minerals Technologies, Inc	64
11,527		Mosaic Co	144
871		Myers Industries, Inc	13
642		Neenah Inc	32
209		NewMarket Corp	84
26,743		Newmont Goldcorp Corp	1,651
8,146	*	Novagold Resources Inc	75
10,170		Nucor Corp	421
5,702		O-I Glass, Inc	51
4,718		Olin Corp	54
395		Olympic Steel, Inc	5
2,087		Orion Engineered Carbons SA	22
3,168		Packaging Corp of America	316
1,827		PH Glatfelter Co	29
3,172		PolyOne Corp	83
7,779		PPG Industries, Inc	825
890	*	PQ Group Holdings, Inc	12
452		Quaker Chemical Corp	84
1,744	*	Rayonier Advanced Materials, Inc	5
1,900		Reliance Steel & Aluminum Co	180
2,154		Royal Gold, Inc	268
3,925		RPM International, Inc	295
592	*	Ryerson Holding Corp	3
1,051		Schnitzer Steel Industries, Inc (Class A)	19
1,182		Schweitzer-Mauduit International, Inc	39
1,290		Scotts Miracle-Gro Co (Class A)	173
5,274		Sealed Air Corp	173
1,576		Sensient Technologies Corp	82
2,734		Sherwin-Williams Co	1,580
2,434		Silgan Holdings, Inc	79
3,066		Sonoco Products Co	160
2,484		Southern Copper Corp	99
6,873		Steel Dynamics, Inc	179
775		Stepan Co	75
4,288	*	Summit Materials, Inc	69
2,524		SunCoke Energy, Inc	7
1,535	*	TimkenSteel Corp	6
970	*	Trecora Resources	6
1,164		Tredegar Corp	18
1,292		Trinseo S.A.	29
2,505		Tronox Holdings plc	18
1,736		UFP Industries, Inc	86

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

226	*	UFP Technologies, Inc	$10
66		United States Lime & Minerals, Inc	6
6,912		United States Steel Corp	50
577	*	US Concrete, Inc	14
5,735		Valvoline, Inc	111
1,233		Verso Corp	15
4,415		Vulcan Materials Co	511
1,812		Warrior Met Coal, Inc	28
1,167		Westlake Chemical Corp	63
8,463		WestRock Co	239
858		Worthington Industries, Inc	32
2,080		WR Grace and Co	106

		TOTAL MATERIALS	27,486

MEDIA & ENTERTAINMENT - 8.0%
25,347		Activision Blizzard, Inc	1,924
9,942	*	Alphabet, Inc (Class A)	14,098
9,814	*	Alphabet, Inc (Class C)	13,873
10,617	*	Altice USA, Inc	239
2,111	e	AMC Entertainment Holdings, Inc	9
1,137	*	AMC Networks, Inc	27
377	*	Black Diamond Therapeutics, Inc	16
163		Cable One, Inc	289
839	*	Cardlytics, Inc	59
2,709	*	Cargurus, Inc	69
2,801	*	Cars.com, Inc	16
3,461	*	Central European Media Enterprises Ltd (Class A) (NASDAQ)	12
4,964	*	Charter Communications, Inc	2,532
4,142		Cinemark Holdings, Inc	48
150,149		Comcast Corp (Class A)	5,853
46	*,e	Daily Journal Corp	12
4,788	*,e	Discovery, Inc (Class A)	101
10,991	*	Discovery, Inc (Class C)	212
8,213	*	DISH Network Corp (Class A)	283
9,472	*	Electronic Arts, Inc	1,251
4,712		Entercom Communications Corp (Class A)	7
2,637		Entravision Communications Corp (Class A)	4
798	*,e	Eros International plc	3
1,282	*	Eventbrite Inc	11
452	*	EverQuote Inc	26
2,274		EW Scripps Co (Class A)	20
79,527	*	Facebook, Inc	18,058
2,575	*	Fluent, Inc	5
11,361		Fox Corp (Class A)	305
4,988		Fox Corp (Class B)	134
322	*	Gaia, Inc	3
4,352	*,e	Gannett Co, Inc	6
4,064	*	Glu Mobile, Inc	38
2,680	*	Gray Television, Inc	37
408	*	Hemisphere Media Group, Inc	4
1,851	*	iHeartMedia, Inc	15
2,264	*	Imax Corp	25
13,511		Interpublic Group of Cos, Inc	232
1,634		John Wiley & Sons, Inc (Class A)	64
428	*	Liberty Braves Group (Class A)	9
1,434	*	Liberty Braves Group (Class C)	28
661	*	Liberty Broadband Corp (Class A)	81
3,436	*	Liberty Broadband Corp (Class C)	426
998	*	Liberty Media Group (Class A)	29
6,669	*	Liberty Media Group (Class C)	212
2,847	*	Liberty SiriusXM Group (Class A)	98
5,809	*	Liberty SiriusXM Group (Class C)	200
3,006	*	Liberty TripAdvisor Holdings, Inc	6
2,000	*	Lions Gate Entertainment Corp (Class A)	15
3,835	*	Lions Gate Entertainment Corp (Class B)	26

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

4,619	*	Live Nation, Inc	$205
1,013	*	LiveXLive Media, Inc	4
190		Loral Space & Communications, Inc	4
627	*	Madison Square Garden Co	92
627	*	Madison Square Garden Entertainment Corp	47
736		Marcus Corp	10
1,918	*,e	Match Group, Inc	205
2,450	*	Match Group, Inc	792
2,453	*	Meet Group, Inc	15
1,180	e	Meredith Corp	17
2,361	*	MSG Networks, Inc	24
2,714		National CineMedia, Inc	8
14,093	*	Netflix, Inc	6,413
5,263		New York Times Co (Class A)	221
13,730		News Corp (Class A)	163
4,708		News Corp (Class B)	56
1,506		Nexstar Media Group Inc	126
7,279		Omnicom Group, Inc	397
13,181	*	Pinterest, Inc	292
1,192	*	QuinStreet, Inc	12
3,351	*	Roku, Inc	391
175		Saga Communications, Inc	5
1,096		Scholastic Corp	33
2,122	e	Sinclair Broadcast Group, Inc (Class A)	39
39,758		Sirius XM Holdings, Inc	233
4,312	*	Spotify Technology S.A.	1,113
3,688	*	Take-Two Interactive Software, Inc	515
708	*	TechTarget, Inc	21
7,426		TEGNA, Inc	83
780		Tribune Publishing Co	8
3,654		TripAdvisor, Inc	69
2,406	*	TrueCar, Inc	6
25,491	*	Twitter, Inc	759
244		ViacomCBS, Inc (Class A)	6
17,557		ViacomCBS, Inc (Class B)	409
59,597		Walt Disney Co	6,646
806	*	WideOpenWest, Inc	4
1,509		World Wrestling Entertainment, Inc (Class A)	66
2,109	*	Yelp, Inc	49
2,077	*	Zillow Group, Inc (Class A)	119
4,455	*,e	Zillow Group, Inc (Class C)	257
30,167	*	Zynga, Inc	288

		TOTAL MEDIA & ENTERTAINMENT	81,272

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 8.3%
1,777	*	10X Genomics, Inc	159
58,359		AbbVie, Inc	5,730
3,171	*	Abeona Therapeutics, Inc	9
3,739	*	Acadia Pharmaceuticals, Inc	181
987	*,e	Accelerate Diagnostics, Inc	15
1,491	*	Acceleron Pharma, Inc	142
4,567	*,e	AcelRx Pharmaceuticals, Inc	6
2,253	*	Adaptive Biotechnologies Corp	109
2,755	*,e	ADMA Biologics, Inc	8
8,548	*	Aduro Biotech, Inc	20
2,388	*	Adverum Biotechnologies, Inc	50
1,277	*	Aeglea BioTherapeutics, Inc	12
1,175	*	Aerie Pharmaceuticals, Inc	17
2,830	*	Agenus, Inc	11
10,297		Agilent Technologies, Inc	910
1,876	*	Agios Pharmaceuticals, Inc	100
1,385	*,e	Aimmune Therapeutics, Inc	23
574	*	Akcea Therapeutics, Inc	8
3,952	*	Akebia Therapeutics, Inc	54
332	*	Albireo Pharma, Inc	9

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

2,198	*,†	Alder Biopharmaceuticals Inc	$2
1,504	*	Alector, Inc	37
7,064	*	Alexion Pharmaceuticals, Inc	793
5,367	*	Alkermes plc	104
790	*,e	Allakos, Inc	57
1,361	*	Allogene Therapeutics, Inc	58
3,747	*	Alnylam Pharmaceuticals, Inc	555
1,423	*,e	AMAG Pharmaceuticals, Inc	11
19,509		Amgen, Inc	4,601
8,241	*	Amicus Therapeutics, Inc	124
2,888	*,e	Amneal Pharmaceuticals, Inc	14
1,331	*	Amphastar Pharmaceuticals, Inc	30
679	*	AnaptysBio, Inc	15
3,953	*	Anavex Life Sciences Corp	19
292	*	ANI Pharmaceuticals, Inc	9
566	*	Anika Therapeutics, Inc	21
1,954	*	Apellis Pharmaceuticals, Inc	64
433	*	Applied Therapeutics, Inc	16
4,867	*	Aptinyx, Inc	20
434	*	Arcturus Therapeutics Holdings, Inc	20
1,066	*	Arcus Biosciences, Inc	26
2,302	*	Ardelyx, Inc	16
1,827	*	Arena Pharmaceuticals, Inc	115
3,193	*	Arrowhead Pharmaceuticals Inc	138
937	*	Arvinas, Inc	31
4,339	*	Aspira Women’s Health, Inc	17
978	*	Assembly Biosciences, Inc	23
1,497	*	Atara Biotherapeutics, Inc	22
2,321	*	Athenex, Inc	32
11,419	*,e	Athersys, Inc	32
684	*	Atreca, Inc	15
13,425	*	Avantor, Inc	228
1,825	*	Avenue Therapeutics, Inc	20
1,798	*	Avid Bioservices, Inc	12
645	*	Avrobio, Inc	11
854	*	Axsome Therapeutics, Inc	70
3,132	*	BioCryst Pharmaceuticals, Inc	15
2,860	*	BioDelivery Sciences International, Inc	12
5,392	*	Biogen, Inc	1,443
1,538	*	Biohaven Pharmaceutical Holding Co Ltd	112
6,050	*	BioMarin Pharmaceutical, Inc	746
714	*	Bio-Rad Laboratories, Inc (Class A)	322
213	*	Biospecifics Technologies Corp	13
1,274		Bio-Techne Corp	336
343	*	Bioxcel Therapeutics Inc	18
2,108	*	Bluebird Bio, Inc	129
1,758	*	Blueprint Medicines Corp	137
2,005	*,e	BrainStorm Cell Therapeutics, Inc	22
2,516	*,e	Bridgebio Pharma, Inc	82
75,011		Bristol-Myers Squibb Co	4,411
3,378		Bruker BioSciences Corp	137
1,175	*	Calithera Biosciences, Inc	6
311	*	Calyxt, Inc	2
1,052	*,e	Cara Therapeutics, Inc	18
1,462	*	CareDx, Inc	52
1,814	*	CASI Pharmaceuticals, Inc	5
325	*	Castle Biosciences, Inc	12
4,893	*	Catalent, Inc	359
5,490	*	Catalyst Pharmaceuticals, Inc	25
442	*	Cellular Biomedicine Group, Inc	7
1,391	*,e	CEL-SCI Corp	21
2,050	*	Cerecor Inc	5
1,604	*	Charles River Laboratories International, Inc	280
2,817	*,e	Checkpoint Therapeutics Inc	6
1,390	*	ChemoCentryx, Inc	80

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,315	*	Chiasma, Inc	$7
1,747	*	Chimerix, Inc	5
1,527	*,e	Clovis Oncology, Inc	10
1,314	*	Codexis, Inc	15
8,404	*	Cohbar, Inc	13
2,173	*	Coherus Biosciences, Inc	39
877	*	Collegium Pharmaceutical, Inc	15
642	*	Concert Pharmaceuticals, Inc	6
879	*	Constellation Pharmaceuticals, Inc	26
1,738	*	Corbus Pharmaceuticals Holdings, Inc	15
3,522	*	Corcept Therapeutics, Inc	59
1,298	*,e	CorMedix Inc	8
371	*	Cortexyme Inc	17
406	*	Crinetics Pharmaceuticals, Inc	7
669	*	Cue Biopharma, Inc	16
2,162	*	Cymabay Therapeutics, Inc	8
1,934	*	Cytokinetics, Inc	46
1,148	*	CytomX Therapeutics, Inc	10
1,209	*	Deciphera Pharmaceuticals, Inc	72
2,175	*	Denali Therapeutics, Inc	53
2,079	*	Dicerna Pharmaceuticals, Inc	53
6,351	*	Durect Corp	15
4,313	*,e	Dynavax Technologies Corp	38
323	*	Eagle Pharmaceuticals, Inc	15
1,766	*,e	Editas Medicine, Inc	52
396	*	Eidos Therapeutics, Inc	19
933	*	Eiger BioPharmaceuticals, Inc	9
13,180	*	Elanco Animal Health, Inc	283
27,929		Eli Lilly & Co	4,585
792	*	Eloxx Pharmaceuticals, Inc	2
1,340	*	Emergent Biosolutions, Inc	106
648	*	Enanta Pharmaceuticals, Inc	33
4,713	*	Endo International plc	16
2,041	*	Enochian Biosciences Inc	9
2,725	*	Epizyme, Inc	44
876	*,e	Esperion Thereapeutics, Inc	45
503	*,e	Evelo Biosciences, Inc	2
1,862	*	Evofem Biosciences Inc	5
702	*,e	Evolus, Inc	4
4,885	*	Exact Sciences Corp	425
9,779	*	Exelixis, Inc	232
2,054	*	Fate Therapeutics, Inc	70
2,752	*	FibroGen, Inc	112
979	*	Five Prime Therapeutics, Inc	6
1,094	*,e	Flexion Therapeutics, Inc	14
2,426	*	Fluidigm Corp	10
893	*	Frequency Therapeutics, Inc	21
1,187	*	G1 Therapeutics, Inc	29
6,445	*	Geron Corp	14
41,630		Gilead Sciences, Inc	3,203
1,912	*	Global Blood Therapeutics, Inc	121
1,226	*	GlycoMimetics, Inc	5
1,575	*	Gossamer Bio, Inc	20
1,019	*	Gritstone Oncology, Inc	7
4,274	*	Halozyme Therapeutics, Inc	115
2,785	*	Heron Therapeutics, Inc	41
542	*	Homology Medicines, Inc	8
6,138	*	Horizon Therapeutics Plc	341
13,794	*	iBio, Inc	31
1,406	*	Ideaya Biosciences, Inc	20
229	*	IGM Biosciences, Inc	17
4,868	*	Illumina, Inc	1,803
5,543	*	Immunogen, Inc	25
6,788	*	Immunomedics, Inc	241
593	*	Immunovant, Inc	14

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

6,016	*	Incyte Corp	$625
2,960	*	Innoviva, Inc	41
4,718	*,e	Inovio Pharmaceuticals, Inc	127
3,278	*	Insmed, Inc	90
1,277	*,e	Intellia Therapeutics, Inc	27
836	*	Intercept Pharmaceuticals, Inc	40
1,040	*	Intersect ENT, Inc	14
1,415	*	Intra-Cellular Therapies, Inc	36
3,755	*,e	Invitae Corp	114
4,403	*	Ionis Pharmaceuticals, Inc	260
4,447	*	Iovance Biotherapeutics, Inc	122
6,202	*	IQVIA Holdings, Inc	880
5,284	*	Ironwood Pharmaceuticals, Inc	55
1,898	*	Jazz Pharmaceuticals plc	209
87,342		Johnson & Johnson	12,283
724	*	Jounce Therapeutics, Inc	5
5,123	*	Kadmon Holdings, Inc	26
2,975	*,e	Kala Pharmaceuticals, Inc	31
487	*	KalVista Pharmaceuticals Inc	6
502	*	Karuna Therapeutics, Inc	56
2,001	*	Karyopharm Therapeutics, Inc	38
1,311	*	Kezar Life Sciences, Inc	7
1,615	*	Kindred Biosciences, Inc	7
706	*	Kiniksa Pharmaceuticals Ltd	18
878	*	Kodiak Sciences, Inc	48
308	*	Krystal Biotech Inc	13
1,654	*	Kura Oncology, Inc	27
669	*,e	La Jolla Pharmaceutical Co	3
1,137	*	Lannett Co, Inc	8
1,763	*,e	Lexicon Pharmaceuticals, Inc	4
484	*,e	Ligand Pharmaceuticals, Inc (Class B)	54
1,194	*	Liquidia Technologies, Inc	10
842	*	LogicBio Therapeutics, Inc	7
1,582		Luminex Corp	51
1,309	*	MacroGenics, Inc	37
275	*	Madrigal Pharmaceuticals, Inc	31
683	*	Magenta Therapeutics, Inc	5
7,710	*,e	MannKind Corp	13
4,041	*	Marinus Pharmaceuticals, Inc	10
1,309	*,e	Marker Therapeutics Inc	3
1,230	*,e	MediciNova, Inc	7
971	*	Medpace Holdings, Inc	90
3,862	*	MEI Pharma, Inc	16
548	*	MeiraGTx Holdings plc	7
1,875	*	Menlo Therapeutics, Inc	3
83,699		Merck & Co, Inc	6,472
1,195	*	Mersana Therapeutics, Inc	28
785	*	Mettler-Toledo International, Inc	632
6,533	*	Minerva Neurosciences, Inc	24
1,197	*	Mirati Therapeutics, Inc	137
8,889	*	Moderna, Inc	571
1,274	*	Molecular Templates, Inc	18
4,155	*	Momenta Pharmaceuticals, Inc	138
437	*	Morphic Holding, Inc	12
2,916	*	Mustang Bio, Inc	9
17,075	*	Mylan NV	275
1,656	*	MyoKardia, Inc	160
2,502	*	Myriad Genetics, Inc	28
1,160	*	NanoString Technologies, Inc	34
921	*	NantKwest, Inc	11
2,268	*	Natera, Inc	113
5,467	*	Nektar Therapeutics	127
3,073	*	NeoGenomics, Inc	95
2,147	*	Neoleukin Therapeutics, Inc	36
2,043	*	Neubase Therapeutics, Inc	18

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

3,097	*	Neurocrine Biosciences, Inc	$378
470	*	NextCure Inc	10
761	*	NGM Biopharmaceuticals Inc	15
1,911	*,e	Novavax, Inc	159
894	*	Ocular Therapeutix, Inc	7
216	*	Odonate Therapeutics, Inc	9
1,629	*,e	Omeros Corp	24
2,507	*	Oncocyte Corp	5
13,300	*,e	Opko Health, Inc	45
1,987	*,e	Optinose, Inc	15
2,929	*	Orgenesis, Inc	18
2,841	*	Ovid therapeutics, Inc	21
4,997	*	Pacific Biosciences of California, Inc	17
1,521	*	Pacira BioSciences Inc	80
934	*	Paratek Pharmaceuticals, Inc	5
425	*	Passage Bio, Inc	12
1,731	*	PDL BioPharma, Inc	5
3,731		PerkinElmer, Inc	366
4,241		Perrigo Co plc	234
1,619	*	Pfenex, Inc	14
184,218		Pfizer, Inc	6,024
806	*	PhaseBio Pharmaceuticals Inc	4
341	*	Phathom Pharmaceuticals, Inc	11
720		Phibro Animal Health Corp	19
3,495	*	Pieris Pharmaceuticals, Inc	11
1,961	*	Portola Pharmaceuticals, Inc	35
1,998	*	PRA Health Sciences, Inc	194
1,170	*	Precision BioSciences Inc	10
1,758	*	Prestige Consumer Healthcare, Inc.	66
947	*	Principia Biopharma, Inc	57
2,427	*,†	Progenics Pharmaceuticals, Inc	0
866	*	Protagonist Therapeutics, Inc	15
1,437	*	Prothena Corp plc	15
1,356	*	Provention Bio, Inc	19
2,011	*	PTC Therapeutics, Inc	102
1,119	*	Puma Biotechnology, Inc	12
7,455	*	QIAGEN NV	319
334	*	Quanterix Corp	9
1,455	*	Radius Health, Inc	20
348	*	RAPT Therapeutics, Inc	10
775	*	Reata Pharmaceuticals, Inc	121
1,657	*	Recro Pharma, Inc	8
3,193	*	Regeneron Pharmaceuticals, Inc	1,991
1,062	*	REGENXBIO, Inc	39
450	*	Relmada Therapeutics, Inc	20
1,758	*	Repligen Corp	217
699	*	Replimune Group, Inc	17
1,469	*	Retrophin, Inc	30
1,804	*	Revance Therapeutics, Inc	44
441	*	REVOLUTION Medicines, Inc	14
1,025	*	Rhythm Pharmaceuticals, Inc	23
4,657	*	Rigel Pharmaceuticals, Inc	9
1,412	*	Rocket Pharmaceuticals, Inc	30
1,226	*,e	Rubius Therapeutics, Inc	7
1,782	*	Sage Therapeutics, Inc	74
2,773	*	Sangamo Therapeutics Inc	25
2,492	*	Sarepta Therapeutics, Inc	400
669	*	Scholar Rock Holding Corp	12
323	*	Schrodinger, Inc	30
3,999	*	Seattle Genetics, Inc	680
6,645	*	Selecta Biosciences, Inc	19
1,780	*	Seres Therapeutics, Inc	8
1,913	*	SIGA Technologies, Inc	11
11,050	*	Soleno Therapeutics, Inc	25
2,399	*	Solid Biosciences, Inc	7

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

5,713	*,e	Sorrento Therapeutics, Inc	$36
2,652	*	Spectrum Pharmaceuticals, Inc	9
853	*	Spero Therapeutics, Inc	12
679	*	SpringWorks Therapeutics, Inc	29
519	*	Stoke Therapeutics, Inc	12
1,839	*	Supernus Pharmaceuticals, Inc	44
1,544	*	Syndax Pharmaceuticals, Inc	23
2,126	*	Syneos Health, Inc	124
2,140	*,e	Syros Pharmaceuticals, Inc	23
3,335	*	TG Therapeutics, Inc	65
5,906	*,e	TherapeuticsMD, Inc	7
1,625	*	Theravance Biopharma, Inc	34
13,100		Thermo Fisher Scientific, Inc	4,747
1,671	*	Translate Bio, Inc	30
767	*	Tricida, Inc	21
932	*	Turning Point Therapeutics Inc	60
746	*	Twist Bioscience Corp	34
3,764	*	Tyme Technologies, Inc	5
1,836	*,e	Ultragenyx Pharmaceutical, Inc	144
1,359	*	United Therapeutics Corp	164
1,868	*,e	UNITY Biotechnology, Inc	16
657	*,e	UroGen Pharma Ltd	17
1,691	*	Vanda Pharmaceuticals, Inc	19
7,519	*	Vaxart, Inc	67
8,929	*	VBI Vaccines, Inc	28
1,634	*	Veracyte, Inc	42
1,345	*	Vericel Corp	19
1,397	*	Versartis, Inc	16
8,658	*	Vertex Pharmaceuticals, Inc	2,513
645	*	Viela Bio, Inc	28
1,592	*,e	Viking Therapeutics, Inc	11
1,508	*	Vir Biotechnology, Inc	62
872	*	Voyager Therapeutics, Inc	11
2,050	*	Waters Corp	370
776	*,e	WaVe Life Sciences Ltd	8
684	*	X4 Pharmaceuticals, Inc	6
533	*	XBiotech, Inc	7
1,460	*	Xencor, Inc	47
935	*	Xeris Pharmaceuticals, Inc	2
959	*	Y-mAbs Therapeutics, Inc	41
308	*	Zentalis Pharmaceuticals, Inc	15
6,592	*,e	ZIOPHARM Oncology, Inc	22
15,767		Zoetis, Inc	2,161
1,752	*	Zogenix, Inc	47

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	84,443

REAL ESTATE - 3.6%
1,964		Acadia Realty Trust	25
1,537		Agree Realty Corp	101
2,540		Alexander & Baldwin, Inc	31
51		Alexander’s, Inc	12
4,020		Alexandria Real Estate Equities, Inc	652
466	*	Altisource Portfolio Solutions S.A.	7
1,599		American Assets Trust, Inc	45
4,582		American Campus Communities, Inc	160
3,752		American Finance Trust, Inc	30
8,855		American Homes 4 Rent	238
14,633		American Tower Corp	3,783
6,774		Americold Realty Trust	246
5,173		Apartment Investment & Management Co	195
6,471		Apple Hospitality REIT, Inc	63
1,658		Armada Hoffler Properties, Inc	16
4,597		AvalonBay Communities, Inc	711
769		Bluerock Residential Growth REIT, Inc	6
5,200		Boston Properties, Inc	470

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

6,772		Brandywine Realty Trust	$74
10,209		Brixmor Property Group, Inc	131
2,143		Brookfield Property REIT, Inc	21
552		Brt Realty Trust	6
3,063		Camden Property Trust	279
2,763		CareTrust REIT, Inc	47
1,667		CatchMark Timber Trust, Inc	15
11,287	*	CBRE Group, Inc	510
1,449		Chatham Lodging Trust	9
1,087		City Office REIT, Inc	11
544		Clipper Realty, Inc	4
20,026		Colony Capital, Inc	48
4,047		Columbia Property Trust, Inc	53
753		Community Healthcare Trust, Inc	31
3,089		CoreCivic, Inc	29
419	e	CorEnergy Infrastructure Trust, Inc	4
473		CorePoint Lodging, Inc	2
1,335		Coresite Realty	162
3,896		Corporate Office Properties Trust	99
5,462		Cousins Properties, Inc	163
13,801		Crown Castle International Corp	2,310
159		CTO Realty Growth, Inc	6
6,597		CubeSmart	178
3,593	*	Cushman & Wakefield plc	45
3,950		CyrusOne, Inc	287
7,801		DiamondRock Hospitality Co	43
8,807		Digital Realty Trust, Inc	1,252
9,263		Diversified Healthcare Trust	41
5,662		Douglas Emmett, Inc	174
11,941		Duke Realty Corp	423
2,230		Easterly Government Properties, Inc	52
1,286		EastGroup Properties, Inc	153
5,016		Empire State Realty Trust, Inc	35
2,455		EPR Properties	81
2,893		Equinix, Inc	2,032
3,801		Equity Commonwealth	122
5,668		Equity Lifestyle Properties, Inc	354
12,306		Equity Residential	724
2,882		Essential Properties Realty Trust, Inc	43
2,201		Essex Property Trust, Inc	504
929	*	eXp World Holdings Inc	16
4,258		Extra Space Storage, Inc	393
967	e	Farmland Partners, Inc	7
2,581		Federal Realty Investment Trust	220
3,737		First Industrial Realty Trust, Inc	144
400	*	Forestar Group, Inc	6
2,420		Four Corners Property Trust, Inc	59
4,124		Franklin Street Properties Corp	21
1,944		Front Yard Residential Corp	17
309	*	FRP Holdings, Inc	13
6,946		Gaming and Leisure Properties, Inc	240
3,108		Geo Group, Inc	37
1,064		Getty Realty Corp	32
881		Gladstone Commercial Corp	17
1,479		Global Medical REIT, Inc	17
2,475		Global Net Lease, Inc	41
272		Griffin Land & Nurseries, Inc (Class A)	15
1,871		Hannon Armstrong Sustainable Infrastructure Capital, Inc	53
4,494		Healthcare Realty Trust, Inc	132
7,668		Healthcare Trust of America, Inc	203
17,510		Healthpeak Properties Inc	483
1,493		Hersha Hospitality Trust	9
3,908		Highwoods Properties, Inc	146
24,214		Host Hotels and Resorts, Inc	261
1,318	*	Howard Hughes Corp	68

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

5,170		Hudson Pacific Properties	$130
2,619	e	Independence Realty Trust, Inc	30
1,510		Industrial Logistics Properties Trust	31
540	e	Innovative Industrial Properties, Inc	48
460		Investors Real Estate Trust	32
18,531		Invitation Homes, Inc	510
9,587		Iron Mountain, Inc	250
2,674		iStar Inc	33
4,340		JBG SMITH Properties	128
322		Jernigan Capital, Inc	4
1,604		Jones Lang LaSalle, Inc	166
3,839		Kennedy-Wilson Holdings, Inc	58
3,530		Kilroy Realty Corp	207
14,283		Kimco Realty Corp	183
3,243		Kite Realty Group Trust	37
2,699		Lamar Advertising Co	180
8,135		Lexington Realty Trust	86
1,468		Life Storage, Inc	139
1,530		LTC Properties, Inc	58
4,097	e	Macerich Co	37
3,534		Mack-Cali Realty Corp	54
569	*	Marcus & Millichap, Inc	16
231	*	Maui Land & Pineapple Co, Inc	3
17,099		Medical Properties Trust, Inc	321
3,944		Mid-America Apartment Communities, Inc	452
2,597		Monmouth Real Estate Investment Corp (Class A)	38
1,356		National Health Investors, Inc	82
5,545		National Retail Properties, Inc	197
1,700		National Storage Affiliates Trust	49
3,164		New Senior Investment Group, Inc	11
4,651		Newmark Group, Inc	23
662		NexPoint Residential Trust, Inc	23
1,207		Office Properties Income Trust	31
7,830		Omega Healthcare Investors, Inc	233
567		One Liberty Properties, Inc	10
5,152		Outfront Media, Inc	73
7,621		Paramount Group, Inc	59
7,470		Park Hotels & Resorts, Inc	74
5,135		Pebblebrook Hotel Trust	70
5,940		Physicians Realty Trust	104
4,321		Piedmont Office Realty Trust, Inc	72
2,502		PotlatchDeltic Corp	95
2,737		Preferred Apartment Communities, Inc	21
24,415		Prologis, Inc	2,279
762		PS Business Parks, Inc	101
4,977		Public Storage, Inc	955
1,829	e	QTS Realty Trust, Inc	117
377	*	Rafael Holdings, Inc	5
4,462		Rayonier, Inc	111
732		Re/Max Holdings, Inc	23
4,163		Realogy Holdings Corp	31
11,112		Realty Income Corp	661
3,100	*	Redfin Corp	130
5,855		Regency Centers Corp	269
4,204		Retail Opportunities Investment Corp	48
6,690		Retail Properties of America, Inc	49
645		Retail Value, Inc	8
3,671		Rexford Industrial Realty, Inc	152
4,896		RLJ Lodging Trust	46
283		RMR Group, Inc	8
3,057		RPT Realty	21
1,328		Ryman Hospitality Properties	46
6,162		Sabra Healthcare REIT, Inc	89
401		Safehold, Inc	23
392		Saul Centers, Inc	13

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

3,681		SBA Communications Corp	$1,097
990	*,e	Seritage Growth Properties	11
5,289		Service Properties Trust	38
10,093		Simon Property Group, Inc	690
6,051		SITE Centers Corp	49
2,699		SL Green Realty Corp	133
3,189		Spirit Realty Capital, Inc	111
1,876	*	St. Joe Co	36
4,481		STAG Industrial, Inc	131
7,137		STORE Capital Corp	170
218	*	Stratus Properties, Inc	4
3,928		Summit Hotel Properties, Inc	23
3,082		Sun Communities, Inc	418
8,527		Sunstone Hotel Investors, Inc	69
3,676	e	Tanger Factory Outlet Centers, Inc	26
1,761		Taubman Centers, Inc	66
834	*	Tejon Ranch Co	12
1,821		Terreno Realty Corp	96
9,405		UDR, Inc	352
994		UMH Properties, Inc	13
6,462		Uniti Group, Inc	60
294		Universal Health Realty Income Trust	23
3,855		Urban Edge Properties	46
1,188		Urstadt Biddle Properties, Inc (Class A)	14
12,434		Ventas, Inc	455
34,460		VEREIT, Inc	222
15,393		VICI Properties, Inc	311
5,932		Vornado Realty Trust	227
3,060		Washington REIT	68
4,685		Weingarten Realty Investors	89
13,793		Welltower, Inc	714
25,180		Weyerhaeuser Co	566
1,293		Whitestone REIT	9
5,610		WP Carey, Inc	380
4,278		Xenia Hotels & Resorts, Inc	40

		TOTAL REAL ESTATE	36,410

RETAILING - 7.2%
1,264	*	1-800-FLOWERS.COM, Inc (Class A)	25
2,429		Aaron’s, Inc	110
1,704		Abercrombie & Fitch Co (Class A)	18
2,224		Advance Auto Parts, Inc	317
14,036	*	Amazon.com, Inc	38,723
4,652	e	American Eagle Outfitters, Inc	51
221	*	America’s Car-Mart, Inc	19
727	*	Asbury Automotive Group, Inc	56
978	*,e	At Home Group, Inc	6
1,764	*	Autonation, Inc	66
776	*	AutoZone, Inc	875
4,033	e	Bed Bath & Beyond, Inc	43
7,413		Best Buy Co, Inc	647
1,246		Big Lots, Inc	52
4,447	*	BJ’s Wholesale Club Holdings, Inc	166
1,355	*	Booking Holdings, Inc	2,158
517	*	Boot Barn Holdings, Inc	11
1,023		Buckle, Inc	16
2,167	*	Burlington Stores, Inc	427
377		Caleres, Inc	3
1,051	e	Camping World Holdings, Inc	29
5,436	*	CarMax, Inc	487
1,794	*,e	Carvana Co	216
966		Cato Corp (Class A)	8
4,716		Chico’s FAS, Inc	7
389	e	Children’s Place, Inc	15
619		Citi Trends, Inc	13

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

708	*	Conn’s, Inc	$7
764	*	Container Store Group, Inc	2
1,444		Core-Mark Holding Co, Inc	36
2,565		Designer Brands, Inc	17
2,084		Dick’s Sporting Goods, Inc	86
165	e	Dillard’s, Inc (Class A)	4
8,390		Dollar General Corp	1,598
7,804	*	Dollar Tree, Inc	723
404	*,e	Duluth Holdings, Inc	3
22,190		eBay, Inc	1,164
3,799	*	Etsy, Inc	404
4,502		Expedia Group Inc	370
3,087	*	Express Parent LLC	5
1,844	*	Five Below, Inc	197
2,610	*	Floor & Decor Holdings, Inc	150
3,025		Foot Locker, Inc	88
576	*,e	Funko, Inc	3
3,029	*,e	GameStop Corp (Class A)	13
6,980		Gap, Inc	88
254	*	Genesco, Inc	6
4,682		Genuine Parts Co	407
521		Group 1 Automotive, Inc	34
658	*	Groupon, Inc	12
3,071	*	GrubHub, Inc	216
2,487		Guess?, Inc	24
715		Haverty Furniture Cos, Inc	11
948	*	Hibbett Sports, Inc	20
35,579		Home Depot, Inc	8,913
1,422	*	Hudson Ltd	7
5,175		Kohl’s Corp	108
7,726		L Brands, Inc	116
487	*	Lands’ End, Inc	4
1,143	*	Liquidity Services, Inc	7
694		Lithia Motors, Inc (Class A)	105
10,089	*	LKQ Corp	264
25,055		Lowe’s Companies, Inc	3,385
1,099	*	Lumber Liquidators, Inc	15
9,238	e	Macy’s, Inc	64
1,129	*	MarineMax, Inc	25
1,333	*,e	Michaels Cos, Inc	9
1,185		Monro Muffler, Inc	65
924	*	Murphy USA, Inc	104
2,416	*	National Vision Holdings, Inc	74
3,550	e	Nordstrom, Inc	55
16,300		Office Depot, Inc	38
1,846	*	Ollie’s Bargain Outlet Holdings, Inc	180
2,430	*	O’Reilly Automotive, Inc	1,025
1,042	*	Overstock.com, Inc	30
633		Penske Auto Group, Inc	25
765		PetMed Express, Inc	27
1,227		Pool Corp	334
2,851	*	Quotient Technology, Inc	21
12,253	*	Qurate Retail Group, Inc QVC Group	116
1,550	*	RealReal, Inc	20
1,673		Rent-A-Center, Inc	47
537	*	RH	134
11,593		Ross Stores, Inc	988
3,952	*	Rubicon Project, Inc	26
3,687	*	Sally Beauty Holdings, Inc	46
576		Shoe Carnival, Inc	17
719		Shutterstock, Inc	25
817	e	Signet Jewelers Ltd	8
906	*	Sleep Number Corp	38
1,157		Sonic Automotive, Inc (Class A)	37
1,434	*	Sportsman’s Warehouse Holdings, Inc	20

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

553	*	Stamps.com, Inc	$102
1,475	*,e	Stitch Fix Inc	37
16,443		Target Corp	1,972
4,043		Tiffany & Co	493
432		Tilly’s, Inc	2
39,717		TJX Companies, Inc	2,008
3,844		Tractor Supply Co	507
1,790	*	Ulta Beauty, Inc	364
2,603	*	Urban Outfitters, Inc	40
2,250	*	US Auto Parts Network, Inc	20
2,171	*,e	Wayfair, Inc	429
252		Weyco Group, Inc	5
2,576		Williams-Sonoma, Inc	211
94		Winmark Corp	16
686	*	Zumiez, Inc	19

		TOTAL RETAILING	72,999

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4.5%
1,146	*	Acacia Communications, Inc	77
1,075	*	Advanced Energy Industries, Inc	73
38,497	*	Advanced Micro Devices, Inc	2,025
844	*	Alpha & Omega Semiconductor Ltd	9
1,266	*	Ambarella, Inc	58
3,751	*	Amkor Technology, Inc	46
12,193		Analog Devices, Inc	1,495
30,456		Applied Materials, Inc	1,841
1,183	*	Axcelis Technologies, Inc	33
1,452	*	AXT, Inc	7
12,928		Broadcom, Inc	4,080
2,458		Brooks Automation, Inc	109
1,007		Cabot Microelectronics Corp	141
839	*	Ceva, Inc	31
1,924	*	Cirrus Logic, Inc	119
1,495		Cohu, Inc	26
3,610	*	Cree, Inc	214
1,498	*	Diodes, Inc	76
3,471	*	Enphase Energy, Inc	165
4,190		Entegris, Inc	247
2,741	*	First Solar, Inc	136
2,989	*	Formfactor, Inc	88
445	*	Ichor Holdings Ltd	12
705	*	Impinj, Inc	19
1,603	*	Inphi Corp	188
140,354		Intel Corp	8,397
5,126		KLA Corp	997
4,825		Lam Research Corp	1,561
4,618	*	Lattice Semiconductor Corp	131
1,568	*	MACOM Technology Solutions Holdings, Inc	54
22,057		Marvell Technology Group Ltd	773
8,732		Maxim Integrated Products, Inc	529
2,280	*	MaxLinear, Inc	49
7,777		Microchip Technology, Inc	819
36,819	*	Micron Technology, Inc	1,897
1,742		MKS Instruments, Inc	197
1,367		Monolithic Power Systems, Inc	324
1,126	*	Nanometrics, Inc	38
1,216	*	NeoPhotonics Corp Ltd	11
192		NVE Corp	12
19,556		NVIDIA Corp	7,430
13,824	*	ON Semiconductor Corp	274
1,181	*	PDF Solutions, Inc	23
2,703	*	Photronics, Inc	30
1,003		Power Integrations, Inc	118
3,681	*	Qorvo, Inc	407
37,264		QUALCOMM, Inc	3,399

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

4,243	*	Rambus, Inc	$64
2,180	*	Semtech Corp	114
1,457	*	Silicon Laboratories, Inc	146
5,561		Skyworks Solutions, Inc	711
51	*	SMART Global Holdings, Inc	1
1,602	*	SolarEdge Technologies, Inc	222
2,299	*,e	SunPower Corp	18
928	*	Synaptics, Inc	56
5,288		Teradyne, Inc	447
30,391		Texas Instruments, Inc	3,859
1,266	*	Ultra Clean Holdings	29
1,389		Universal Display Corp	208
1,833	*	Veeco Instruments, Inc	25
8,198		Xilinx, Inc	807

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	45,492

SOFTWARE & SERVICES - 15.2%
1,998	*	2U, Inc	76
3,462	*	8x8, Inc	55
1,883	*	A10 Networks, Inc	13
21,094		Accenture plc	4,529
3,983	*	ACI Worldwide, Inc	108
15,958	*	Adobe, Inc	6,947
5,377	*	Akamai Technologies, Inc	576
1,443	*	Alarm.com Holdings, Inc	94
1,403		Alliance Data Systems Corp	63
1,317	*,e	Altair Engineering, Inc	52
1,733	*,e	Alteryx, Inc	285
4,060		Amdocs Ltd	247
1,091		American Software, Inc (Class A)	17
4,257	*	Anaplan, Inc	193
2,804	*	Ansys, Inc	818
538	*	Appfolio, Inc	88
1,096	*,e	Appian Corp	56
2,290	*	Aspen Technology, Inc	237
4,111	*	Atlassian Corp plc	741
7,288	*	Autodesk, Inc	1,743
14,238		Automatic Data Processing, Inc	2,120
2,529	*	Avalara, Inc	337
3,817	*	Avaya Holdings Corp	47
1,498	*	Benefitfocus, Inc	16
517	*	Bill.Com Holdings, Inc	47
4,820	*	Black Knight, Inc	350
1,852		Blackbaud, Inc	106
1,613	*	Blackline, Inc	134
4,617		Booz Allen Hamilton Holding Co	359
1,563	*	Bottomline Technologies, Inc	79
4,699	*	Box, Inc	98
1,247	*	Brightcove, Inc	10
3,806		Broadridge Financial Solutions, Inc	480
822	*	CACI International, Inc (Class A)	178
9,232	*	Cadence Design Systems, Inc	886
842	*	Cardtronics plc	20
576		Cass Information Systems, Inc	22
4,074		CDK Global, Inc	169
1,164	*	Cerence Inc	48
3,464	*	Ceridian HCM Holding, Inc	275
921	*	ChannelAdvisor Corp	15
4,002		Citrix Systems, Inc	592
6,629	*	Cloudera, Inc	84
3,571	*	Cloudflare, Inc	128
17,903		Cognizant Technology Solutions Corp (Class A)	1,017
1,509	*	Commvault Systems, Inc	58
7,418	*	Conduent, Inc	18
2,613		CoreLogic Inc	176

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

2,077	*	Cornerstone OnDemand, Inc	$80
2,169	*	Coupa Software, Inc	601
3,803	*	Crowdstrike Holdings, Inc	381
1,299		CSG Systems International, Inc	54
5,018	*	Datadog, Inc	436
574	*,e	Digimarc Corp	9
2,714	*	Digital Turbine, Inc	34
5,942	*	DocuSign, Inc	1,023
643	*	Domo, Inc	21
7,941	*	Dropbox, Inc	173
8,538		DXC Technology Co	141
4,973	*	Dynatrace, Inc	202
927	e	Ebix, Inc	21
648	*	eGain Corp	7
1,940	*	Elastic NV	179
2,483	*	Endurance International Group Holdings, Inc	10
1,657	*	Envestnet, Inc	122
1,762	*	EPAM Systems, Inc	444
1,684	*	Euronet Worldwide, Inc	161
1,144	*	Everbridge, Inc	158
2,472	*	Everi Holdings, Inc	13
2,375		EVERTEC, Inc	67
1,204	*	Evo Payments, Inc	27
1,241	*	ExlService Holdings, Inc	79
943	*	Fair Isaac Corp	394
2,399	*	Fastly, Inc	204
20,388		Fidelity National Information Services, Inc	2,734
6,880	*	FireEye, Inc	84
18,515	*	Fiserv, Inc	1,807
2,029	*	Five9, Inc	225
2,739	*	FleetCor Technologies, Inc	689
1,541	*	ForeScout Technologies, Inc	33
4,433	*	Fortinet, Inc	609
2,893	*	Gartner, Inc	351
5,811		Genpact Ltd	212
9,874		Global Payments, Inc	1,675
1,180	*	Globant S.A.	177
5,510	*	GoDaddy, Inc	404
1,865	*	GreenSky, Inc	9
2,905	*	Guidewire Software, Inc	322
1,077		Hackett Group, Inc	15
1,304	*	HubSpot, Inc	293
351	*	I3 Verticals, Inc	11
1,377	*	Information Services Group, Inc	3
385	*	Intelligent Systems Corp	13
29,410		International Business Machines Corp	3,552
8,293		Intuit, Inc	2,456
1,629	*	j2 Global, Inc	103
2,510		Jack Henry & Associates, Inc	462
4,582		KBR, Inc	103
4,509		Leidos Holdings, Inc	422
3,363	*	Limelight Networks, Inc	25
2,140	*	Liveperson, Inc	89
2,391	*	LiveRamp Holdings, Inc	102
1,500		LogMeIn, Inc	127
869	*	Majesco	7
2,136	*	Manhattan Associates, Inc	201
1,025		Mantech International Corp (Class A)	70
29,226		Mastercard, Inc (Class A)	8,642
2,080		MAXIMUS, Inc	147
2,662	*	Medallia, Inc	67
248,036		Microsoft Corp	50,478
367	*	MicroStrategy, Inc (Class A)	43
1,779	*	Mimecast Ltd	74
1,253	*	Mitek Systems, Inc	12

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,693	*	MobileIron, Inc	$8
844	*	Model N, Inc	29
1,396	*	MongoDB, Inc	316
1,631	*	New Relic, Inc	112
2,596		NIC, Inc	60
18,473		NortonLifelock, Inc	366
9,317	*	Nuance Communications, Inc	236
5,847	*	Nutanix, Inc	139
3,782	*	Okta, Inc	757
1,227	*	OneSpan, Inc	34
65,457		Oracle Corp	3,618
2,233	*	Pagerduty, Inc	64
3,213	*	Palo Alto Networks, Inc	738
10,564		Paychex, Inc	800
1,641	*	Paycom Software, Inc	508
1,125	*	Paylocity Holding Corp	164
38,912	*	PayPal Holdings, Inc	6,780
1,045	*	Paysign Inc	10
1,438		Pegasystems, Inc	145
1,320	*	Perficient, Inc	47
4,684		Perspecta, Inc	109
471	*	Ping Identity Holding Corp	15
3,056	*	Pluralsight, Inc	55
1,791		Progress Software Corp	69
1,867	*	Proofpoint, Inc	207
1,099	*	PROS Holdings, Inc	49
3,518	*	PTC, Inc	274
1,569	*	Q2 Holdings, Inc	135
400		QAD, Inc (Class A)	17
1,213	*	Qualys, Inc	126
1,695	*	Rapid7, Inc	86
2,784	*	RealPage, Inc	181
1,101	*	Repay Holdings Corp	27
2,519	*	RingCentral, Inc	718
750	*	Rosetta Stone, Inc	13
10,188		Sabre Corp	82
2,791	*	SailPoint Technologies Holding, Inc	74
28,584	*	salesforce.com, Inc	5,355
766		Sapiens International Corp NV	21
1,951		Science Applications International Corp	152
257	*	SecureWorks Corp	3
6,304	*	ServiceNow, Inc	2,553
502	*,e	ShotSpotter, Inc	13
12,368	*	Slack Technologies, Inc	385
3,616	*	Smartsheet, Inc	184
1,330	*	SolarWinds Corp	24
5,227	*	Splunk, Inc	1,039
1,231	*	SPS Commerce, Inc	92
11,901	*	Square, Inc	1,249
7,627		SS&C Technologies Holdings, Inc	431
5,078	*	StoneCo Ltd	197
3,818	*	SVMK, Inc	90
2,685		Switch, Inc	48
1,511	*	Sykes Enterprises, Inc	42
1,342	*	Synchronoss Technologies, Inc	5
4,848	*	Synopsys, Inc	945
2,092	*	TeleNav, Inc	11
1,895	*	Tenable Holdings, Inc	56
3,770	*	Teradata Corp	78
1,339	*	Trade Desk, Inc	544
541		TTEC Holdings, Inc	25
349	*,e	Tucows, Inc	20
4,231	*	Twilio, Inc	928
1,289	*	Tyler Technologies, Inc	447
2,160	*	Unisys Corp	24

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

660	*	Upland Software, Inc	$23
2,984	*	Upwork, Inc	43
1,028	*	Varonis Systems, Inc	91
2,429	*	Verint Systems, Inc	110
3,335	*	VeriSign, Inc	690
765	*	Veritone, Inc	11
3,457	*	Verra Mobility Corp	36
2,063		VirnetX Holding Corp	13
1,072	*	Virtusa Corp	35
55,923		Visa, Inc (Class A)	10,803
2,534	*,e	VMware, Inc (Class A)	392
13,620		Western Union Co	294
1,443	*	WEX, Inc	238
5,626	*	Workday, Inc	1,054
1,221	*	Workiva, Inc	65
3,929		Xperi Holding Corp	58
2,990	*	Yext, Inc	50
3,760	*	Zendesk, Inc	333
2,044	*	Zix Corp	14
5,531	*	Zoom Video Communications, Inc	1,402
2,320	*	Zscaler, Inc	254
2,992	*	Zuora Inc	38

		TOTAL SOFTWARE & SERVICES	154,872

TECHNOLOGY HARDWARE & EQUIPMENT - 6.7%
4,245	*,e	3D Systems Corp	30
1,869		Adtran, Inc	20
1,071	*	Agilysys, Inc	19
9,639		Amphenol Corp (Class A)	924
135,440	d	Apple, Inc	49,409
712	*,e	Applied Optoelectronics, Inc	8
1,950	*	Arista Networks, Inc	410
2,522	*	Arlo Technologies, Inc	7
2,538	*	Arrow Electronics, Inc	174
1,363	*	Avid Technology, Inc	10
3,554		Avnet, Inc	99
1,096		Badger Meter, Inc	69
429		Bel Fuse, Inc (Class B)	5
1,632		Belden CDT, Inc	53
1,361		Benchmark Electronics, Inc	29
1,369	*	CalAmp Corp	11
1,907	*	Calix, Inc	28
176	*	Casa Systems, Inc	1
4,708		CDW Corp	547
5,012	*	Ciena Corp	271
140,609		Cisco Systems, Inc	6,558
522	*	Clearfield, Inc	7
5,437		Cognex Corp	325
816	*	Coherent, Inc	107
6,058	*	CommScope Holding Co, Inc	50
784		Comtech Telecommunications Corp	13
24,820		Corning, Inc	643
1,256		CTS Corp	25
48		Daktronics, Inc	0	^
4,912	*	Dell Technologies, Inc	270
2,906	*	Diebold, Inc	18
1,019	*	Digi International, Inc	12
2,138		Dolby Laboratories, Inc (Class A)	141
1,847	*	EchoStar Corp (Class A)	52
518	*	ePlus, Inc	37
4,537	*	Extreme Networks, Inc	20
2,012	*	F5 Networks, Inc	281
1,106	*	Fabrinet	69
655	*	FARO Technologies, Inc	35
6,696	*	Fitbit, Inc	43

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

4,422		FLIR Systems, Inc	$179
3,142	*	Harmonic, Inc	15
42,669		Hewlett Packard Enterprise Co	415
47,434		HP, Inc	827
2,990	*	II-VI, Inc	141
1,305	*	Immersion Corp	8
5,792	*	Infinera Corp	34
2,359	*,e	Inseego Corp	27
1,383	*	Insight Enterprises, Inc	68
1,057		InterDigital, Inc	60
1,172	*	IPG Photonics Corp	188
944	*	Iteris, Inc	4
1,329	*	Itron, Inc	88
4,847		Jabil Inc	155
10,966		Juniper Networks, Inc	251
6,192	*	Keysight Technologies, Inc	624
1,038	*	Kimball Electronics, Inc	14
3,427	*	Knowles Corp	52
758	*	KVH Industries, Inc	7
823		Littelfuse, Inc	140
2,379	*	Lumentum Holdings, Inc	194
1,398		Methode Electronics, Inc	44
5,680		Motorola Solutions, Inc	796
632		MTS Systems Corp	11
428	*	Napco Security Technologies, Inc	10
4,043		National Instruments Corp	156
4,702	*	NCR Corp	81
7,346		NetApp, Inc	326
1,274	*	Netgear, Inc	33
2,211	*	Netscout Systems, Inc	57
1,072	*	nLight, Inc	24
1,149	*	Novanta, Inc	123
673	*	OSI Systems, Inc	50
1,797	*	PAE, Inc	17
406	*,e	PAR Technology Corp	12
430		PC Connection, Inc	20
1,300	e	Plantronics, Inc	19
884	*	Plexus Corp	62
8,066	*	Pure Storage, Inc	140
2,205	*	Ribbon Communications, Inc	9
701	*	Rogers Corp	87
2,299	*	Sanmina Corp	58
958	*	Scansource, Inc	23
1,358	*	Super Micro Computer, Inc	39
1,240		Synnex Corp	149
1,151	*	Tech Data Corp	167
7,901	*	Trimble Inc	341
3,576	*	TTM Technologies, Inc	42
312	e	Ubiquiti, Inc	54
2,057	*	Viasat, Inc	79
7,704	*	Viavi Solutions, Inc	98
4,516		Vishay Intertechnology, Inc	69
398	*	Vishay Precision Group, Inc	10
9,975		Western Digital Corp	440
6,252		Xerox Holdings Corp	96
1,723	*	Zebra Technologies Corp (Class A)	441

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	68,504

TELECOMMUNICATION SERVICES - 1.7%
410	*	Anterix, Inc	19
236,021		AT&T, Inc	7,135
373		ATN International, Inc	23
565	*	Bandwidth Inc	72
1,565	*	Boingo Wireless, Inc	21
35,826		CenturyLink, Inc	359

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,877	*	Cincinnati Bell, Inc	$28
1,449		Cogent Communications Group, Inc	112
2,586	*	Consolidated Communications Holdings, Inc	18
3,297	*	GCI Liberty, Inc	235
2,248	*,e	Gogo, Inc	7
3,657	*	Iridium Communications, Inc	93
1,581	*	Liberty Latin America Ltd (Class A)	15
4,170	*	Liberty Latin America Ltd (Class C)	39
661	*	Ooma, Inc	11
2,552	*	ORBCOMM, Inc	10
1,811		Shenandoah Telecom Co	89
859		Spok Holdings, Inc	8
3,834		Telephone & Data Systems, Inc	76
17,770	*	T-Mobile US, Inc	1,851
176	*	US Cellular Corp	5
137,295		Verizon Communications, Inc	7,569
7,849	*	Vonage Holdings Corp	79

		TOTAL TELECOMMUNICATION SERVICES	17,874

TRANSPORTATION - 1.8%
2,138	*	Air Transport Services Group, Inc	48
3,985		Alaska Air Group, Inc	144
502		Allegiant Travel Co	55
269		Amerco, Inc	81
13,636		American Airlines Group, Inc	178
719		ArcBest Corp	19
798	*	Atlas Air Worldwide Holdings, Inc	34
1,550	*	Avis Budget Group, Inc	35
4,427		CH Robinson Worldwide, Inc	350
1,092		Copa Holdings S.A. (Class A)	55
1,032		Costamare, Inc	6
452	*	Covenant Transportation Group, Inc	7
24,859		CSX Corp	1,734
763	*	Daseke, Inc	3
20,827		Delta Air Lines, Inc	584
1,536	*	Eagle Bulk Shipping, Inc	3
1,070	*	Echo Global Logistics, Inc	23
5,558		Expeditors International of Washington, Inc	423
7,994		FedEx Corp	1,121
902		Forward Air Corp	45
1,420		Hawaiian Holdings, Inc	20
1,188		Heartland Express, Inc	25
1,279	*	Hub Group, Inc (Class A)	61
2,886		JB Hunt Transport Services, Inc	347
10,338	*	JetBlue Airways Corp	113
3,197		Kansas City Southern	477
2,088	*	Kirby Corp	112
3,876	e	Knight-Swift Transportation Holdings, Inc	162
1,243		Landstar System, Inc	140
7,833	*	Lyft, Inc (Class A)	259
2,253		Macquarie Infrastructure Co LLC	69
1,495		Marten Transport Ltd	38
1,675		Matson, Inc	49
8,526		Norfolk Southern Corp	1,497
3,287		Old Dominion Freight Line	557
334		Park-Ohio Holdings Corp	6
1,449	*	Radiant Logistics, Inc	6
1,666		Ryder System, Inc	62
1,798	*	Safe Bulkers, Inc	2
945	*	Saia, Inc	105
1,714		Schneider National, Inc	42
218		Scorpio Bulkers, Inc	3
1,961		Skywest, Inc	64
19,305		Southwest Airlines Co	660
2,785	*	Spirit Airlines, Inc	50

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

45,081	*	Uber Technologies, Inc	$1,401
22,538		Union Pacific Corp	3,810
9,424	*	United Airlines Holdings Inc	326
23,419		United Parcel Service, Inc (Class B)	2,604
200		Universal Logistics Holdings Inc	3
1,875		Werner Enterprises, Inc	82
3,024	*	XPO Logistics, Inc	234

		TOTAL TRANSPORTATION	18,334

UTILITIES - 3.0%
22,861		AES Corp	331
1,489		Allete, Inc	81
7,893		Alliant Energy Corp	378
7,956		Ameren Corp	560
16,570		American Electric Power Co, Inc	1,320
1,409		American States Water Co	111
6,105		American Water Works Co, Inc	785
366		Artesian Resources Corp	13
5,498	*,e	Atlantic Power Corp	11
3,897		Atmos Energy Corp	388
1,521		Avangrid, Inc	64
2,203		Avista Corp	80
2,128		Black Hills Corp	121
771		Brookfield Infrastructure Corp	35
812	*,e	Cadiz, Inc	8
1,860		California Water Service Group	89
17,247		Centerpoint Energy, Inc	322
640		Chesapeake Utilities Corp	54
1,290		Clearway Energy, Inc (Class A)	27
2,243		Clearway Energy, Inc (Class C)	52
9,924		CMS Energy Corp	580
11,205		Consolidated Edison, Inc	806
626		Consolidated Water Co, Inc	9
27,550		Dominion Energy, Inc	2,237
6,120		DTE Energy Co	658
24,110		Duke Energy Corp	1,926
11,609		Edison International	630
1,243		El Paso Electric Co	83
6,725		Entergy Corp	631
13,017		Equitable Holdings, Inc	251
7,640		Essential Utilities Inc	323
7,609		Evergy, Inc	451
10,892		Eversource Energy	907
32,488		Exelon Corp	1,179
17,417		FirstEnergy Corp	675
919		Genie Energy Ltd	7
349		Global Water Resources, Inc	4
3,788		Hawaiian Electric Industries, Inc	137
1,806		Idacorp, Inc	158
6,373		MDU Resources Group, Inc	141
1,395		MGE Energy, Inc	90
644		Middlesex Water Co	43
2,568		National Fuel Gas Co	108
3,351		New Jersey Resources Corp	109
16,253		NextEra Energy, Inc	3,903
12,354		NiSource, Inc	281
1,124		Northwest Natural Holding Co	63
1,853		NorthWestern Corp	101
8,287		NRG Energy, Inc	270
6,410		OGE Energy Corp	195
1,679		ONE Gas, Inc	129
1,153		Ormat Technologies, Inc	73
920		Otter Tail Corp	36
16,857	*,b	PG&E Corp	150
3,779		Pinnacle West Capital Corp	277

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY			VALUE (000)

2,897		PNM Resources, Inc			$111
3,158		Portland General Electric Co			132
24,776		PPL Corp			640
16,549		Public Service Enterprise Group, Inc			814
626	*	Pure Cycle Corp			6
263		RGC Resources, Inc			6
9,599		Sempra Energy			1,125
678		SJW Corp			42
3,054		South Jersey Industries, Inc			76
35,042		Southern Co			1,817
1,840		Southwest Gas Holdings Inc			127
431		Spark Energy, Inc			3
1,831		Spire, Inc			120
1,043	*	Sunnova Energy International, Inc			18
2,526		TerraForm Power, Inc			47
7,337		UGI Corp			233
534		Unitil Corp			24
15,748		Vistra Energy Corp			293
10,655		WEC Energy Group, Inc			934
17,599		Xcel Energy, Inc			1,100
490		York Water Co			23

		TOTAL UTILITIES			30,142

		TOTAL COMMON STOCKS			1,010,866

		(Cost $393,222)

RIGHTS / WARRANTS - 0.0%

HEALTH CARE EQUIPMENT & SERVICES - 0.0%
10		Pulse Biosciences, Inc			0

		TOTAL HEALTH CARE EQUIPMENT & SERVICES			0

MEDIA & ENTERTAINMENT - 0.0%
4,469	†	Media General, Inc			0

		TOTAL MEDIA & ENTERTAINMENT			0

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
1,565	†	Elanco Animal Health, Inc CVR			0	^
244	†	Omthera Pharmaceuticals, Inc			0	^
390	†	Tobira Therapeutics, Inc			0	^

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			0	^

TELECOMMUNICATION SERVICES - 0.0%
12,287		T-Mobile US, Inc			2

		TOTAL TELECOMMUNICATION SERVICES			2

		TOTAL RIGHTS / WARRANTS			2

		(Cost $5)

PRINCIPAL		ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 1.1%

GOVERNMENT AGENCY DEBT - 0.7%
$ 3,000,000		Federal Farm Credit Bank (FFCB)	0.130%	07/13/20	3,000
4,017,000		Federal Home Loan Bank (FHLB)	0.030	07/02/20	4,017

		TOTAL GOVERNMENT AGENCY DEBT			7,017

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.4%
4,276,420	c	State Street Navigator Securities Lending Government Money Market Portfolio	$4,276

		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	4,276

		TOTAL SHORT-TERM INVESTMENTS	11,293

		(Cost $11,293)
		TOTAL INVESTMENTS - 100.4%	1,022,161
		(Cost $404,520)
		OTHER ASSETS & LIABILITIES, NET - (0.4)%	(4,132)

		NET ASSETS - 100.0%	$1,018,029

Abbreviation(s):

CVR	Contingent Value Rights
REIT	Real Estate Investment Trust

^	Amount represents less than $1,000.
*	Non-income producing
†	Security is categorized as Level 3 in the fair value hierarchy.
b	In bankruptcy
c	Investments made with cash collateral received from securities on loan.
d	All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
e	All or a portion of these securities are out on loan. The value of securities on loan is $5,848,364.
g

Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 6/30/20, the aggregate value of these securities is $53,424 or 0.01% of net assets.

Cost amounts are in thousands.

Futures contracts outstanding as of June 30, 2020 were as follows (notional amounts and values are in thousands):

Description	Number of long (short) contracts	Expiration date	Notional amount	Value	Unrealized appreciation (depreciation)
S&P 500 E Mini Index	40	09/18/20	$6,205	$6,180	$(25)

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Management Committee.

Item 11. Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing date of the report under the supervision of the Registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on that evaluation, the Registrant’s management, including the principal executive officer and principal financial officer, concluded that the Registrant’s disclosure controls and procedures were effective for this semi-annual reporting period.

(b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s semi-annual period covered by this report that materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable

Item 13. Exhibits.

13(a)(2)(i) Section 302 certification of the principal executive officer

13(a)(2)(ii) Section 302 certification of the principal financial officer

13(b) Section 906 certification of principal executive officer and principal financial officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TIAA SEPARATE ACCOUNT VA-1

Dated: August 14, 2020	By:	/s/Carol W. Deckbar
Carol W. Deckbar
Principal Executive Officer and Executive
Vice President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Dated: August 14, 2020	By:	/s/Carol W. Deckbar
Carol W. Deckbar
Principal Executive Officer and Executive
Vice President
(principal executive officer)

Dated: August 14, 2020	By:	/s/E. Scott Wickerham
E. Scott Wickerham
Principal Financial Officer, Principal Accounting
Officer and Treasurer
(principal financial officer)